UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3221

Fidelity Charles Street Trust

(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2006

Item 1. Reports to Stockholders

Fidelity® Asset ManagerSM

Semiannual Report March 31, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	19	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	23	Notes to the financial statements.
Report of Independent	30
Registered Public
Accounting Firm
Board Approval of	32
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, funda mental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Stud ies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle invest ing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 to March 31, 2006).

Actual Expenses

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table on the next page. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table on the next page.

Hypothetical Example for Comparison Purposes

The second line of the table on the next page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table on the next page. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table on the next page.

Semiannual Report

4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	October 1, 2005 to
	October 1, 2005	March 31, 2006	March 31, 2006
Actual	$ 1,000.00	$ 1,053.50	$ 3.69
Hypothetical (5% return per year
before expenses)	$ 1,000.00	$ 1,021.34	$ 3.63

* Expenses are equal to the Fund’s annualized expense ratio of .72%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one half year period). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund’s annualized expense ratio.

5 Semiannual Report

Investment Changes

Top Five Stocks as of March 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Cardinal Health, Inc.	3.4	3.1
American International Group, Inc.	2.6	2.7
Home Depot, Inc.	2.5	2.5
Wyeth	2.1	2.1
AT&T, Inc.	2.1	2.0
	12.7
Top Five Bond Issuers as of March 31, 2006
(with maturities greater than one year)	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Fannie Mae	7.1	6.9
U.S. Treasury Obligations	5.7	2.3
Freddie Mac	2.0	2.0
United Mexican States	0.5	0.3
Ginnie Mae	0.4	0.3
	15.7
Top Five Market Sectors as of March 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	15.1	14.3
Health Care	9.7	8.8
Consumer Discretionary	8.6	8.8
Information Technology	7.9	9.2
Industrials	4.9	5.8

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund’s prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.
The information in the above tables is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central funds.
For an unaudited list of holdings for each fixed income central fund, visit fidelity.com.

Semiannual Report 6

Investments March 31, 2006
Showing Percentage of Net Assets

Common Stocks 48.4%
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – 6.0%
Automobiles – 0.1%
Fiat Spa (a)	794,100	$ 10,002
Diversified Consumer Services – 0.0%
ABC Learning Centres Ltd.	2,019	12
YBM Sisa.com, Inc.	3,240	83
		95
Hotels, Restaurants & Leisure 0.3%
Accor SA	66,900	3,856
Carnival Corp. unit	189,400	8,972
McDonald’s Corp.	156,800	5,388
Royal Caribbean Cruises Ltd.	105,900	4,450
		22,666
Household Durables – 0.3%
Koninklijke Philips Electronics NV	81,100	2,729
Koninklijke Philips Electronics NV (NY Shares)	171,500	5,771
Nexity	74,800	5,135
Sharp Corp.	41,000	726
Sony Corp.	192,500	8,868
Steinhoff International Holdings Ltd.	2,539,200	9,143
		32,372
Media – 2.6%
Clear Channel Communications, Inc.	5,387,391	156,288
Clear Channel Outdoor Holding, Inc. Class A	526,300	12,342
E.W. Scripps Co. Class A	124,731	5,577
Lagardere S.C.A. (Reg.)	60,000	4,686
Live Nation, Inc. (a)	348,261	6,909
News Corp. Class A	1,546,800	25,692
NTL, Inc. (a)	389,750	11,346
Omnicom Group, Inc.	350,900	29,212
		252,052
Specialty Retail – 2.7%
Best Buy Co., Inc.	46,500	2,601
Esprit Holdings Ltd.	205,000	1,596
Home Depot, Inc.	5,781,500	244,557
TJX Companies, Inc.	582,800	14,465
		263,219

TOTAL CONSUMER DISCRETIONARY		580,406

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER STAPLES 4.5%
Beverages – 0.1%
Pernod Ricard SA	57,000	$ 10,920
Food & Staples Retailing – 3.2%
Aeon Co. Ltd.	570,200	13,829
CVS Corp.	3,232,200	96,546
Safeway, Inc.	294,300	7,393
Shinsegae Co. Ltd.	8,467	3,861
Wal-Mart Stores, Inc.	3,964,600	187,288
		308,917
Food Products 0.0%
Koninklijke Numico NV	96,000	4,247
Household Products – 0.2%
Colgate-Palmolive Co.	228,300	13,036
Reckitt Benckiser PLC	154,000	5,420
		18,456
Personal Products 0.4%
Alberto-Culver Co.	541,700	23,959
Avon Products, Inc.	394,911	12,309
		36,268
Tobacco 0.6%
Altria Group, Inc.	830,100	58,821

TOTAL CONSUMER STAPLES		437,629

ENERGY 2.6%
Energy Equipment & Services – 1.5%
Compagnie Generale de Geophysique SA (a)	57,400	8,347
Diamond Offshore Drilling, Inc.	609,680	54,566
ENSCO International, Inc.	553,300	28,467
GlobalSantaFe Corp.	801,201	48,673
Transocean, Inc. (a)	74,400	5,974
		146,027
Oil, Gas & Consumable Fuels – 1.1%
Canadian Natural Resources Ltd.	277,100	15,401
Chesapeake Energy Corp.	159,200	5,000
ConocoPhillips	214,000	13,514
Exxon Mobil Corp.	192,300	11,703
Houston Exploration Co. (a)	99,300	5,233
Norsk Hydro ASA	41,480	5,738

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
OMV AG	130,900	$ 8,756
Quicksilver Resources, Inc. (a)	213,200	8,242
Talisman Energy, Inc.	200,800	10,665
Total SA sponsored ADR	124,600	16,414
Ultra Petroleum Corp. (a)	84,700	5,278
XTO Energy, Inc.	115,600	5,037
		110,981

TOTAL ENERGY		257,008

FINANCIALS – 11.1%
Capital Markets 1.4%
Credit Suisse Group (Reg.)	86,061	4,807
Daiwa Securities Group, Inc.	280,000	3,756
Goldman Sachs Group, Inc.	191,000	29,979
Merrill Lynch & Co., Inc.	649,100	51,123
Morgan Stanley	72,000	4,523
Nikko Cordial Corp.	871,500	14,437
Nuveen Investments, Inc. Class A	94,100	4,531
UBS AG:
(NY Shares)	154,400	16,979
(Reg.)	30,628	3,368
		133,503
Commercial Banks – 3.0%
Banca Intesa Spa	2,029,788	12,126
Bank of America Corp.	2,999,964	136,618
BNP Paribas SA	154,600	14,359
Deutsche Postbank AG	57,800	4,194
Finansbank AS	794,000	4,547
FirstRand Ltd.	2,495,700	8,096
HSBC Holdings PLC (Hong Kong) (Reg.)	352,400	5,905
Kookmin Bank sponsored ADR	45,500	3,891
Korea Exchange Bank (a)	47,690	604
Societe Generale Series A	97,000	14,587
Standard Bank Group Ltd.	600,300	8,256
Sumitomo Mitsui Financial Group, Inc.	1,827	20,177
Synovus Financial Corp.	262,100	7,100
Uniao de Bancos Brasileiros SA (Unibanco) GDR	53,500	3,954
Unicredito Italiano Spa	1,149,400	8,318

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

FINANCIALS – continued
Commercial Banks – continued
Wachovia Corp.	735,734	$ 41,238
Wells Fargo & Co.	24,700	1,578
		295,548
Consumer Finance – 0.4%
Capital One Financial Corp.	79,400	6,393
Credit Saison Co. Ltd.	160,500	8,876
LG Card Co. Ltd. (a)	41,590	2,239
ORIX Corp.	64,000	19,926
		37,434
Diversified Financial Services – 0.6%
Citigroup, Inc.	1,022,966	48,315
ING Groep NV (Certificaten Van Aandelen)	309,300	12,186
		60,501
Insurance – 5.4%
ACE Ltd.	719,100	37,400
AFLAC, Inc.	22,100	997
Allianz AG (Reg.)	63,900	10,665
AMBAC Financial Group, Inc.	350,400	27,892
American International Group, Inc.	3,761,469	248,595
AXA SA	364,900	12,757
Hartford Financial Services Group, Inc.	961,980	77,487
MBIA, Inc.	355,900	21,400
MetLife, Inc.	547,700	26,492
Muenchener Rueckversicherungs Gesellschaft AG (Reg.)	142,500	20,203
Swiss Reinsurance Co. (Reg.)	158,467	11,073
T&D Holdings, Inc.	26,400	2,063
The Chubb Corp.	276,904	26,428
Transatlantic Holdings, Inc.	52,500	3,069
		526,521
Real Estate 0.0%
Mitsui Fudosan Co. Ltd.	205,000	4,711
Thrifts & Mortgage Finance – 0.3%
Fannie Mae	565,200	29,051

TOTAL FINANCIALS		1,087,269

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

HEALTH CARE – 9.4%
Biotechnology – 0.4%
Amgen, Inc. (a)	266,076	$ 19,357
Biogen Idec, Inc. (a)	465,665	21,933
		41,290
Health Care Equipment & Supplies – 0.1%
Synthes, Inc.	108,029	11,849
Health Care Providers & Services – 3.5%
Cardinal Health, Inc.	4,496,380	335,076
Gambro AB (A Shares) (d)	370,000	4,417
UnitedHealth Group, Inc.	3,370	188
		339,681
Pharmaceuticals – 5.4%
Johnson & Johnson	2,923,000	173,100
Novartis AG (Reg.)	287,599	15,944
Pfizer, Inc.	3,539,100	88,194
Roche Holding AG (participation certificate)	180,410	26,858
Sanofi-Aventis sponsored ADR	176,700	8,384
Wyeth	4,315,500	209,388
		521,868

TOTAL HEALTH CARE		914,688

INDUSTRIALS – 3.7%
Aerospace & Defense – 0.4%
BAE Systems PLC	724,100	5,292
Honeywell International, Inc.	409,420	17,511
Lockheed Martin Corp.	203,700	15,304
		38,107
Building Products 0.1%
Pfleiderer AG (a)	180,700	4,708
Pfleiderer AG rights 4/11/06 (a)	171,700	106
		4,814
Commercial Services & Supplies – 0.0%
Citiraya Industries Ltd. (a)	716,000	0
Techem AG	92,900	4,082
		4,082
Construction & Engineering – 0.1%
SHIMIZU Corp.	562,000	4,092

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Electrical Equipment – 0.1%
SolarWorld AG	19,300	$ 5,070
Sumitomo Electric Industries Ltd. (d)	505,400	8,007
		13,077
Industrial Conglomerates – 2.4%
3M Co.	630,800	47,745
General Electric Co.	4,959,360	172,487
Tyco International Ltd.	426,000	11,451
		231,683
Machinery – 0.6%
Atlas Copco AB (A Shares)	128,600	3,615
Fanuc Ltd.	48,900	4,707
Heidelberger Druckmaschinen AG	205,100	9,046
Ingersoll-Rand Co. Ltd. Class A	816,100	34,105
Metso Corp. sponsored ADR	108,500	4,181
TSM Tech Co. Ltd.	704	13
		55,667
Marine – 0.0%
Alexander & Baldwin, Inc.	20,600	982
Stolt-Nielsen SA Class B sponsored ADR	59,200	1,817
		2,799
Road & Rail 0.0%
Burlington Northern Santa Fe Corp.	38,100	3,175

TOTAL INDUSTRIALS		357,496

INFORMATION TECHNOLOGY – 7.1%
Communications Equipment – 1.1%
Cisco Systems, Inc. (a)	4,292,814	93,025
Comverse Technology, Inc. (a)	108,269	2,548
Motorola, Inc.	126,400	2,896
Nokia Corp. sponsored ADR	620,800	12,863
		111,332
Computers & Peripherals – 1.2%
Dell, Inc. (a)	1,576,300	46,911
EMC Corp. (a)	1,070,700	14,594
International Business Machines Corp.	638,200	52,632
		114,137

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Electronic Equipment & Instruments – 0.3%
Flextronics International Ltd. (a)	654,400	$ 6,773
Hoya Corp.	210,100	8,478
Jabil Circuit, Inc. (a)	92,400	3,960
Murata Manufacturing Co. Ltd.	119,700	8,104
		27,315
IT Services – 0.2%
First Data Corp.	297,800	13,943
Infosys Technologies Ltd.	123,910	8,302
		22,245
Office Electronics – 0.2%
Canon, Inc.	36,800	2,431
Neopost SA	121,600	13,217
		15,648
Semiconductors & Semiconductor Equipment – 1.2%
Advanced Semiconductor Engineering, Inc.	10,713,000	10,133
Analog Devices, Inc.	148,100	5,671
Applied Materials, Inc.	1,472,900	25,790
ATI Technologies, Inc. (a)	417,700	7,176
Intel Corp.	1,164,800	22,539
KLA Tencor Corp.	164,500	7,955
Lam Research Corp. (a)	255,700	10,995
Linear Technology Corp.	77,050	2,703
Novellus Systems, Inc. (a)	191,300	4,591
Q Cells AG	16,800	1,570
Samsung Electronics Co. Ltd.	22,530	14,609
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	637,317	6,411
Xilinx, Inc.	52,800	1,344
		121,487
Software 2.9%
BEA Systems, Inc. (a)	1,013,952	13,313
Microsoft Corp.	6,649,215	180,925
Oracle Corp. (a)	2,342,500	32,069
Symantec Corp. (a)	3,132,172	52,714
		279,021

TOTAL INFORMATION TECHNOLOGY		691,185

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

MATERIALS 0.5%
Chemicals – 0.5%
Bayer AG	69,300	$ 2,775
Nitto Denko Corp.	170,500	14,470
Praxair, Inc.	161,600	8,912
Shin-Etsu Chemical Co. Ltd.	141,700	7,692
Syngenta AG (Switzerland)	63,255	8,890
Tokuyama Corp.	167,000	2,832
		45,571
Metals & Mining – 0.0%
BHP Billiton Ltd.	266,600	5,312

TOTAL MATERIALS		50,883

TELECOMMUNICATION SERVICES – 3.3%
Diversified Telecommunication Services – 3.0%
AT&T, Inc.	7,405,600	200,247
BellSouth Corp.	928,900	32,186
Qwest Communications International, Inc. (a)	4,873,700	33,141
Verizon Communications, Inc.	779,500	26,550
		292,124
Wireless Telecommunication Services – 0.3%
America Movil SA de CV Series L sponsored ADR	313,200	10,730
MTN Group Ltd.	816,400	8,143
Sprint Nextel Corp.	561,666	14,513
		33,386

TOTAL TELECOMMUNICATION SERVICES		325,510

UTILITIES – 0.2%
Electric Utilities – 0.2%
E.ON AG	155,100	17,030
TOTAL COMMON STOCKS
(Cost $4,042,584)		4,719,104

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Convertible Bonds 0.2%
	Principal	Value (Note 1)
	Amount (000s)	(000s)

TELECOMMUNICATION SERVICES – 0.2%
Diversified Telecommunication Services – 0.2%
Qwest Communications International, Inc. 3.5%
11/15/25	$ 12,400	$ 16,522
TOTAL CONVERTIBLE BONDS
(Cost $12,400)		16,522

U.S. Treasury Obligations 0.3%

U.S. Treasury Bills, yield at date of purchase 4.22% to
4.54% 4/6/06 to 6/8/06 (e)
(Cost $31,407)	31,600	31,420

Fixed Income Funds 36.7%
	Shares
Fidelity Floating Rate Central Investment Portfolio (f)	1,816,765	183,221
Fidelity High Income Central Investment Portfolio 1 (f)	5,570,762	544,486
Fidelity Tactical Income Central Investment Portfolio (f)	29,451,381	2,856,195
TOTAL FIXED INCOME FUNDS
(Cost $3,589,977)		3,583,902

Money Market Funds 14.8%

Fidelity Cash Central Fund, 4.77% (b)	1,014,683,506	1,014,684
Fidelity Money Market Central Fund, 4.79% (b)	425,013,442	425,013
Fidelity Securities Lending Cash Central Fund,
4.81% (b)(c)	6,638,820	6,639
TOTAL MONEY MARKET FUNDS
(Cost $1,446,336)		1,446,336

TOTAL INVESTMENT PORTFOLIO 100.4%
(Cost $9,122,704)		9,797,284

NET OTHER ASSETS – (0.4)%		(38,030)
NET ASSETS 100%		$ 9,759,254

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments continued

Futures Contracts
Unrealized
		Underlying	Appreciation/
	Expiration	Face Amount	(Depreciation)
	Date	at Value (000s)	(000s)
Purchased

Equity Index Contracts
1,902 S&P 500 Index Contracts	June 2006	$ 619,719	$ 6,410

The face value of futures purchased as a percentage of net assets – 6.4%

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.

(d) Security or a portion of the security is on
loan at period end.

(e) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $31,420,000.

(f) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. A complete unaudited list of
holdings for each fixed-income central
fund, as of the investing fund’s report
date, is available upon request or at
fidelity.com. The reports are located just
after the fund’s financial statements and
quarterly reports but are not part of the
financial statements or quarterly reports.
In addition, the fixed-income central
fund’s financial statements, which are
not covered by the investing fund’s
Report of Independent Registered Public
Accounting Firm, are available on the
EDGAR Database on the SEC’s web site,
www.sec.gov, or upon request.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 16

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Income earned
Fund	(amounts in thousands)
Fidelity Cash Central Fund	$ 27,225
Fidelity Floating Rate Central Investment Portfolio	5,695
Fidelity High Income Central Investment Portfolio 1	20,807
Fidelity Money Market Central Fund	9,142
Fidelity Securities Lending Cash Central Fund	89
Fidelity Tactical Income Central Investment Portfolio	62,376
Total	$ 125,334

Additional information regarding the fund’s fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:

	Value,
Fund	beginning of		Sales	Value, end of	% ownership,
(amounts in thousands)	period	Purchases	Proceeds	period	end of period
Fidelity Floating Rate
Central Investment
Portfolio	$ 182,785	$ —	$ —	$ 183,221	23.7%
Fidelity High Income
Central Investment
Portfolio 1	542,035	—	—	544,486	51.5%
Fidelity Tactical Income
Central Investment
Portfolio	2,504,314	399,324	—	2,856,195	71.6%
Total	$ 3,229,134	$ 399,324	—	$ 3,583,902

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments continued

Other Information

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):

U.S. Government and
U.S. Government Agency
Obligations	15.4%
AAA, AA, A	7.7%
BBB	4.7%
BB	3.5%
B	3.9%
CCC, CC, C	0.3%
Not Rated	0.8%
Equities	54.8%
Short Term Investments and Net
Other Assets	8.9%
100.0%

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	88.1%
Japan	1.9%
France	1.4%
Switzerland	1.0%
United Kingdom	1.0%
Others (individually less than 1%) .	6.6%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity’s fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 18

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)	March 31, 2006

Assets
Investment in securities, at value (including securities loaned of
$6,335) See accompanying schedule:
Unaffiliated issuers (cost $4,086,391)	$ 4,767,046
Affiliated Central Funds (cost $5,036,313)	5,030,238
Total Investments (cost $9,122,704)		$ 9,797,284
Foreign currency held at value (cost $2)		2
Receivable for investments sold		25,624
Receivable for fund shares sold		5,830
Dividends receivable		6,704
Interest receivable		22,083
Prepaid expenses		36
Other affiliated receivables		143
Other receivables		214
Total assets		9,857,920

Liabilities
Payable for investments purchased	$ 30,443
Payable for fund shares redeemed	53,245
Accrued management fee	4,245
Payable for daily variation on futures contracts	1,997
Other affiliated payables	1,905
Other payables and accrued expenses	192
Collateral on securities loaned, at value	6,639
Total liabilities		98,666

Net Assets		$ 9,759,254
Net Assets consist of:
Paid in capital		$ 8,868,387
Undistributed net investment income		64,902
Accumulated undistributed net realized gain (loss) on investments
and foreign currency transactions		145,005
Net unrealized appreciation (depreciation) on investments and
assets and liabilities in foreign currencies		680,960
Net Assets, for 591,371 shares outstanding		$ 9,759,254
Net Asset Value, offering price and redemption price per share
($9,759,254 ÷ 591,371 shares)		$ 16.50

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Six months ended March 31, 2006

Investment Income
Dividends		$ 40,267
Interest		823
Income from affiliated Central Funds		125,334
Total income		166,424

Expenses
Management fee	$ 25,953
Transfer agent fees	9,172
Accounting and security lending fees	622
Independent trustees’ compensation	20
Appreciation in deferred trustee compensation account	11
Custodian fees and expenses	190
Registration fees	26
Audit	96
Legal	51
Miscellaneous	56
Total expenses before reductions	36,197
Expense reductions	(667)	35,530

Net investment income (loss)		130,894
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	206,557
Foreign currency transactions	9
Futures contracts	14,028
Total net realized gain (loss)		220,594
Change in net unrealized appreciation (depreciation) on:
Investment securities (net of increase in deferred foreign taxes
of $45)	163,439
Assets and liabilities in foreign currencies	28
Futures contracts	10,018
Total change in net unrealized appreciation (depreciation)		173,485
Net gain (loss)		394,079
Net increase (decrease) in net assets resulting from operations		$ 524,973

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Statement of Changes in Net Assets
	Six months ended	Year ended
	March 31,	September 30,
Amounts in thousands	2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 130,894	$ 269,836
Net realized gain (loss)	220,594	248,648
Change in net unrealized appreciation (depreciation)	173,485	214,971
Net increase (decrease) in net assets resulting
from operations	524,973	733,455
Distributions to shareholders from net investment income	(136,272)	(267,576)
Distributions to shareholders from net realized gain	(251,290)	—
Total distributions	(387,562)	(267,576)
Share transactions
Proceeds from sales of shares	342,798	912,849
Reinvestment of distributions	377,772	260,003
Cost of shares redeemed	(1,288,674)	(2,352,097)
Net increase (decrease) in net assets resulting from share
transactions	(568,104)	(1,179,245)
Total increase (decrease) in net assets	(430,693)	(713,366)

Net Assets
Beginning of period	10,189,947	10,903,313
End of period (including undistributed net investment
income of $64,902 and undistributed net investment
income of $70,280, respectively)	$ 9,759,254	$ 10,189,947

Other Information
Shares
Sold	21,084	56,990
Issued in reinvestment of distributions	23,519	16,382
Redeemed	(79,175)	(147,136)
Net increase (decrease)	(34,572)	(73,764)

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Financial Highlights

	Six months ended
	March 31,	Years ended September 30,
	2006	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$ 16.28	$ 15.58	$ 14.95	$ 13.01	$ 14.72	$ 19.11
Income from Investment
Operations
Net investment
income (loss)D	21	.41F	.33	.40	.49H	.59
Net realized and un
realized gain (loss)	.64	.69	.57	1.95	(1.62)H	(3.03)
Total from investment
operations	85	1.10	.90	2.35	(1.13)	(2.44)
Distributions from net
investment income	(.22)	(.40)	(.27)	(.41)	(.58)	(.61)
Distributions from net
realized gain	(.41)	—	—	—		(1.34)
Total distributions	(.63)	(.40)	(.27)	(.41)	(.58)	(1.95)
Net asset value, end of
period	$ 16.50	$ 16.28	$ 15.58	$ 14.95	$ 13.01	$ 14.72
Total ReturnB,C	5.35%	7.15%	6.00%	18.26%	(8.17)%	(13.63)%
Ratios to Average Net AssetsE,G
Expenses before
reductions	72%A	.73%	.74%	.75%	.75%	.73%
Expenses net of fee
waivers, if any	72%A	.73%	.74%	.75%	.75%	.73%
Expenses net of all
reductions	71%A	.72%	.73%	.74%	.73%	.71%
Net investment
income (loss)	2.61%A	2.55%F	2.12%	2.82%	3.31%H	3.51%
Supplemental Data
Net assets, end of
period (in millions)	$ 9,759	$10,190	$10,903	$10,813	$ 9,594	$11,177
Portfolio turnover
rate	46%A	32%	78%	120%	129%	133%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the affiliated central funds.
F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 2.28% .
G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
H Effective October 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Notes to Financial Statements

For the period ended March 31, 2006

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Asset Manager (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds), and fixed income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties markets, reviewing developments in foreign markets and evaluating the perfor mance of ADRs, futures contracts and exchange traded funds. Because the fund’s

23 Semiannual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

1. Significant Accounting Policies continued
Security Valuation continued

utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the fund’s investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Central Funds, are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Semiannual Report

24

1. Significant Accounting Policies continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross section of other Fidelity funds, and are marked to market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, market discount, partnerships including allocations from CIPs, non taxable dividends, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 865,363
Unrealized depreciation	(207,701)
Net unrealized appreciation (depreciation)	$ 657,662
Cost for federal income tax purposes	$ 9,139,622

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by

25 Semiannual Report

Notes to Financial Statements continued

(Amounts in thousands except ratios)

2. Operating Policies continued

Repurchase Agreements continued

government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (includ ing accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount (“initial margin”) equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption “Futures Contracts.” This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract’s terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, aggregated $1,872,369 and $2,179,143, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund’s average net assets and a group fee rate that averaged .27% during the

Semiannual Report

26

4. Fees and Other Transactions with Affiliates continued
Management Fee continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .52% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of ac count. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual ized rate of .18% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund’s accounting rec ords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The fund may also invest in CIPs managed by FIMM or Fidelity Management & Research Company, Inc. (FMRC) each an affiliate of FMR. The High Income Central Investment Portfolio 1 seeks a high level of income and may also seek capital appreciation by invest ing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower quality debt securities. The Tactical Income Central Investment Portfolio seeks a high level of income by normally investing in investment grade debt securities. The Floating Rate Central Investment Portfolio seeks a high level of income by normally investing in floating rate loans and other floating rate securities.

The fund’s Schedule of Investments lists each applicable CIP as an investment of the fund but does not include the underlying holdings of each CIP. Based on their investment objectives, each CIP may invest or participate in various investment vehicles or strate gies that are similar to those of the investing fund. In addition, the CIPs may also partici pate in delayed delivery and when issued securities, repurchase agreements, loans and other direct debt instruments, and restricted securities. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of each CIP and the fund.

27 Semiannual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates continued
Affiliated Central Funds continued

A complete unaudited list of holdings for each CIP, as of the fund’s report date, is avail able upon request or at fidelity.com. The reports are located just after the fund’s financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the CIP’s financial statements, which are not covered by this fund’s Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC’s web site, www.sec.gov, or upon request.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $12 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds.

Semiannual Report

28

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $484 for the period. In addition, through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and transfer agent expenses by $1 and $182, respectively.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

29 Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and Shareholders of Fidelity Asset Manager:

We have audited the accompanying statement of assets and liabilities of Fidelity Asset Manager (the Fund), a fund of Fidelity Charles Street Trust, including the schedule of investments as of March 31, 2006, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended March 31, 2006 and for the year ended September 30, 2005, and the financial highlights for the six months ended March 31, 2006 and each of the five years in the period ended September 30, 2005. These financial statements and financial highlights are the responsi bility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures in cluded confirmation of securities owned as of March 31, 2006, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Asset Manager as of March 31, 2006, the results of its operations for the six months then ended, the changes in its net assets for the six months ended March 31, 2006 and for the year ended Septem ber 30, 2005, and the financial highlights for the six months ended March 31, 2006 and each of the five years in the period ended September 30, 2005, in conformity with account ing principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP DELOITTE & TOUCHE LLP Boston, Massachusetts May 16, 2006

Semiannual Report 30

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Asset Manager

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its share holders; and (iv) whether there have been economies of scale in respect of the manage ment of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

32

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

33 Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report 34

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
21701 Hawthorne Boulevard
Torrance, CA
2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 East Westview Road
Littleton, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
222 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL
3501 PGA Boulevard
West Palm Beach, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
8885 Ladue Road
Ladue, MO

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

35 Semiannual Report

35

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY

North Carolina
4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
215 South State Street
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Semiannual Report 36

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

37 Semiannual Report

Semiannual Report

38

39 Semiannual Report

Semiannual Report

40

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Investments Money
Management, Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24 Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
(for the deaf and hearing impaired)
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo)Automated line for quickest service

FAA USAN-0506 1.792161.102

Fidelity® Asset Manager: Aggressive®

Semiannual Report March 31, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of the fund’s investments.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	22	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	26	Notes to the financial statements.
Board Approval of	32
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, funda mental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Stud ies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak per formers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 to March 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the fund, as a share holder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indi rectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

4

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	October 1, 2005
	October 1, 2005	March 31, 2006	to March 31, 2006
Actual	$ 1,000.00	$ 1,083.20	$ 4.73
Hypothetical (5% return per year
before expenses)	$ 1,000.00	$ 1,020.39	$ 4.58

* Expenses are equal to the Fund’s annualized expense ratio of .91%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one half year period). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund’s annualized expense ratio.

5 Semiannual Report

Investment Changes

Top Ten Stocks as of March 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Electric Co.	2.1	0.0
Exxon Mobil Corp.	1.7	2.1
Microsoft Corp.	1.5	1.0
American International Group, Inc.	1.4	0.0
Pfizer, Inc.	1.2	0.0
Johnson & Johnson	1.1	0.0
Altria Group, Inc.	1.0	0.0
Citigroup, Inc.	1.0	0.0
Bank of America Corp.	1.0	0.0
JPMorgan Chase & Co.	1.0	0.0
	13.0
Market Sectors as of March 31, 2006
(stocks only)	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	17.8	6.0
Information Technology	13.1	31.4
Health Care	10.8	11.8
Industrials	9.1	6.4
Consumer Discretionary	7.5	13.2
Energy	7.3	13.4
Consumer Staples	5.1	0.9
Telecommunication Services	3.4	0.0
Materials	1.9	4.7
Utilities	1.1	0.1

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund’s prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.
The information in the above tables is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central funds.
For an unaudited list of holdings for each fixed income central fund, visit fidelity.com.

Semiannual Report

6

Investments March 31, 2006 (Unaudited)
Showing Percentage of Net Assets

Common Stocks 77.1%
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – 7.5%
Automobiles – 0.3%
Fiat Spa (a)	79,500	$ 1,001,297
Toyota Motor Corp.	7,000	381,150
		1,382,447
Hotels, Restaurants & Leisure 1.0%
Accor SA	6,400	368,915
Fairmont Hotels & Resorts, Inc.	14,300	637,052
Kerzner International Ltd. (a)	5,400	420,228
Morgans Hotel Group Co.	31,100	549,226
Penn National Gaming, Inc. (a)	14,500	611,610
Starwood Hotels & Resorts Worldwide, Inc. unit	16,500	1,117,545
Vail Resorts, Inc. (a)	16,300	622,986
		4,327,562
Household Durables – 0.8%
Koninklijke Philips Electronics NV (NY Shares)	25,300	851,345
Nexity	7,500	514,842
Sharp Corp.	4,000	70,849
Sony Corp.	19,300	889,151
Sony Corp. sponsored ADR	7,800	359,346
Steinhoff International Holdings Ltd.	254,300	915,653
		3,601,186
Media – 2.1%
Grupo Televisa SA de CV (CPO) sponsored ADR	35,200	700,480
Lagardere S.C.A. (Reg.)	19,300	1,507,278
News Corp.:
Class A	56,724	942,186
Class B	35,800	628,648
NTL, Inc. (a)	38,000	1,106,180
Omnicom Group, Inc.	13,300	1,107,225
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	18,000	255,600
The Walt Disney Co.	37,100	1,034,719
Univision Communications, Inc. Class A (a)	51,800	1,785,546
		9,067,862
Multiline Retail – 1.6%
Federated Department Stores, Inc.	34,200	2,496,600
JCPenney Co., Inc.	14,300	863,863
Marks & Spencer Group PLC	36,200	349,954
Nordstrom, Inc.	18,300	716,994

See accompanying notes which are an integral part of the financial statements.

7	Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Multiline Retail – continued
Sears Holdings Corp. (a)	4,000	$ 528,960
Target Corp.	36,400	1,893,164
		6,849,535
Specialty Retail – 1.4%
Best Buy Co., Inc.	26,850	1,501,721
Circuit City Stores, Inc.	37,200	910,656
Home Depot, Inc.	35,500	1,501,650
Lowe’s Companies, Inc.	14,100	908,604
Staples, Inc.	30,000	765,600
Tiffany & Co., Inc.	16,200	608,148
		6,196,379
Textiles, Apparel & Luxury Goods – 0.3%
Polo Ralph Lauren Corp. Class A	19,400	1,175,834

TOTAL CONSUMER DISCRETIONARY		32,600,805

CONSUMER STAPLES 5.1%
Beverages – 1.1%
PepsiCo, Inc.	54,500	3,149,555
Pernod Ricard SA	5,700	1,091,993
The Coca-Cola Co.	13,402	561,142
		4,802,690
Food & Staples Retailing – 1.4%
Aeon Co. Ltd.	57,100	1,384,874
CVS Corp.	42,300	1,263,501
Safeway, Inc.	43,100	1,082,672
Shinsegae Co. Ltd.	894	407,618
Wal-Mart Stores, Inc.	34,400	1,625,056
Walgreen Co.	8,500	366,605
		6,130,326
Food Products 0.4%
Koninklijke Numico NV	9,600	424,714
Nestle SA (Reg.)	3,883	1,152,570
		1,577,284
Household Products – 1.1%
Colgate-Palmolive Co.	37,200	2,124,120
Procter & Gamble Co.	37,800	2,178,036
Reckitt Benckiser PLC	15,400	541,998
		4,844,154

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER STAPLES – continued
Personal Products 0.1%
Avon Products, Inc.	13,400	$ 417,678
Tobacco 1.0%
Altria Group, Inc.	63,100	4,471,266

TOTAL CONSUMER STAPLES		22,243,398

ENERGY 7.3%
Energy Equipment & Services – 1.9%
Compagnie Generale de Geophysique SA (a)	5,800	843,378
Diamond Offshore Drilling, Inc.	5,700	510,150
GlobalSantaFe Corp.	7,400	449,550
Halliburton Co.	34,500	2,519,190
National Oilwell Varco, Inc. (a)	27,300	1,750,476
Schlumberger Ltd. (NY Shares)	18,100	2,290,917
		8,363,661
Oil, Gas & Consumable Fuels – 5.4%
Canadian Natural Resources Ltd.	27,800	1,545,106
Chesapeake Energy Corp.	9,600	301,536
ConocoPhillips	15,400	972,510
Exxon Mobil Corp.	118,300	7,199,738
Norsk Hydro ASA	4,160	575,494
Occidental Petroleum Corp.	19,800	1,834,470
OMV AG	13,100	876,241
Plains Exploration & Production Co. (a)	15,500	598,920
Quicksilver Resources, Inc. (a)	16,800	649,488
Statoil ASA sponsored ADR	26,600	757,568
Talisman Energy, Inc.	20,100	1,067,570
Total SA:
Series B	6,300	1,659,798
sponsored ADR	20,500	2,700,465
Ultra Petroleum Corp. (a)	22,200	1,383,282
Valero Energy Corp.	20,700	1,237,446
		23,359,632

TOTAL ENERGY		31,723,293

FINANCIALS – 17.8%
Capital Markets 3.3%
Credit Suisse Group sponsored ADR	8,600	480,396
Daiwa Securities Group, Inc.	61,000	818,239

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Capital Markets continued
E*TRADE Financial Corp. (a)	95,700	$ 2,581,986
Goldman Sachs Group, Inc.	6,600	1,035,936
Merrill Lynch & Co., Inc.	39,600	3,118,896
Nikko Cordial Corp.	87,500	1,449,475
Nomura Holdings, Inc.	17,800	394,626
State Street Corp.	28,800	1,740,384
TD Ameritrade Holding Corp.	31,300	653,231
UBS AG:
(NY Shares)	15,500	1,704,535
(Reg.)	3,070	337,608
		14,315,312
Commercial Banks – 5.2%
Banca Intesa Spa	203,300	1,214,499
Bank of America Corp.	94,900	4,321,746
BNP Paribas SA	15,500	1,439,650
Deutsche Postbank AG	5,800	420,846
Finansbank AS	76,000	435,255
FirstRand Ltd.	250,000	810,964
HSBC Holdings PLC (Hong Kong) (Reg.)	35,200	589,811
Kookmin Bank sponsored ADR	4,600	393,392
Korea Exchange Bank (a)	4,800	60,766
Mizuho Financial Group, Inc.	74	605,377
PNC Financial Services Group, Inc.	6,200	417,322
Societe Generale Series A	9,700	1,458,668
Standard Bank Group Ltd.	60,100	826,613
Standard Chartered PLC (United Kingdom)	31,400	781,106
Sumitomo Mitsui Financial Group, Inc.	92	1,016,013
U.S. Bancorp, Delaware	23,700	722,850
Uniao de Bancos Brasileiros SA (Unibanco) GDR	5,400	399,114
Unicredito Italiano Spa	115,100	832,929
Wachovia Corp.	50,000	2,802,500
Wells Fargo & Co.	47,200	3,014,664
		22,564,085
Consumer Finance – 1.5%
American Express Co.	48,500	2,548,675
Capital One Financial Corp.	13,000	1,046,760
Credit Saison Co. Ltd.	16,100	890,379
LG Card Co. Ltd. (a)	4,170	224,466
ORIX Corp.	6,410	1,995,723
		6,706,003

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Diversified Financial Services – 2.5%
Citigroup, Inc.	93,600	$ 4,420,728
ING Groep NV sponsored ADR	31,000	1,221,400
IntercontinentalExchange, Inc.	14,500	1,001,225
JPMorgan Chase & Co.	102,000	4,247,280
		10,890,633
Insurance – 3.7%
ACE Ltd.	15,100	785,351
AFLAC, Inc.	20,700	934,191
Allianz AG (Reg.)	6,400	1,068,160
AMBAC Financial Group, Inc.	7,800	620,880
American International Group, Inc.	91,300	6,034,017
AXA SA	36,600	1,279,536
Hartford Financial Services Group, Inc.	19,400	1,562,670
Muenchener Rueckversicherungs Gesellschaft AG (Reg.)	14,300	2,027,379
Prudential Financial, Inc.	21,400	1,622,334
T&D Holdings, Inc.	1,150	89,878
		16,024,396
Real Estate 0.8%
Capital & Regional PLC	31,000	620,910
Equity Residential (SBI)	30,300	1,417,737
Mitsui Fudosan Co. Ltd.	21,000	482,564
Vornado Realty Trust	11,500	1,104,000
		3,625,211
Thrifts & Mortgage Finance – 0.8%
Freddie Mac	30,500	1,860,500
Golden West Financial Corp., Delaware	17,500	1,188,250
Washington Mutual, Inc.	13,000	554,060
		3,602,810

TOTAL FINANCIALS		77,728,450

HEALTH CARE – 10.8%
Biotechnology – 1.9%
Alexion Pharmaceuticals, Inc. (a)	2,700	95,634
Alnylam Pharmaceuticals, Inc. (a)	6,400	112,576
Amgen, Inc. (a)	15,414	1,121,369
Biogen Idec, Inc. (a)	26,000	1,224,600
CSL Ltd.	20,100	787,166
Genentech, Inc. (a)	25,100	2,121,201

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE – continued
Biotechnology – continued
Gilead Sciences, Inc. (a)	18,900	$ 1,175,958
Illumina, Inc. (a)	12,600	299,250
Myogen, Inc. (a)	17,400	630,402
Neurocrine Biosciences, Inc. (a)	3,019	194,846
Vertex Pharmaceuticals, Inc. (a)	13,100	479,329
		8,242,331
Health Care Equipment & Supplies – 1.9%
Advanced Medical Optics, Inc. (a)	5,000	233,200
Alcon, Inc.	3,500	364,910
Aspect Medical Systems, Inc. (a)	4,300	117,992
Baxter International, Inc.	30,100	1,168,181
Becton, Dickinson & Co.	26,100	1,607,238
C.R. Bard, Inc.	20,200	1,369,762
Conor Medsystems, Inc. (a)	29,845	877,443
Millipore Corp. (a)	9,800	715,988
St. Jude Medical, Inc. (a)	14,100	578,100
Synthes, Inc.	10,821	1,186,841
		8,219,655
Health Care Providers & Services – 1.9%
Aetna, Inc.	26,400	1,297,296
Emdeon Corp. (a)	42,400	457,920
Gambro AB (A Shares) (d)	37,000	441,675
Humana, Inc. (a)	19,200	1,010,880
Medco Health Solutions, Inc. (a)	18,600	1,064,292
UnitedHealth Group, Inc.	62,900	3,513,594
WebMD Health Corp. Class A	10,500	437,220
		8,222,877
Pharmaceuticals – 5.1%
Allergan, Inc.	20,600	2,235,100
Elan Corp. PLC sponsored ADR (a)	26,100	376,884
Eli Lilly & Co.	6,300	348,390
Johnson & Johnson	81,500	4,826,430
Novartis AG:
(Reg.)	28,815	1,597,504
sponsored ADR	15,400	853,776
Pfizer, Inc.	210,000	5,233,200
Roche Holding AG (participation certificate)	18,071	2,690,275

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE – continued
Pharmaceuticals – continued
Sanofi-Aventis sponsored ADR	17,700	$ 839,865
Wyeth	72,700	3,527,404
		22,528,828

TOTAL HEALTH CARE		47,213,691

INDUSTRIALS – 9.1%
Aerospace & Defense – 2.6%
BAE Systems PLC	72,500	529,907
DRS Technologies, Inc.	5,900	323,733
EADS NV	18,600	783,665
Goodrich Corp.	18,400	802,424
Hexcel Corp. (a)	36,700	806,299
Honeywell International, Inc.	57,700	2,467,829
Ionatron, Inc. (a)	17,800	240,478
Meggitt PLC	84,600	511,431
Precision Castparts Corp.	11,900	706,860
Raytheon Co.	21,500	985,560
The Boeing Co.	8,000	623,440
United Technologies Corp.	43,000	2,492,710
		11,274,336
Air Freight & Logistics – 0.6%
FedEx Corp.	16,550	1,869,157
UTI Worldwide, Inc.	27,018	853,769
		2,722,926
Airlines – 0.2%
AMR Corp. (a)	22,600	611,330
UAL Corp. (a)	3,500	139,755
		751,085
Building Products 0.1%
Pfleiderer AG (a)	18,100	471,553
Pfleiderer AG rights 4/11/06 (a)	17,100	10,568
		482,121
Commercial Services & Supplies – 0.5%
Kenexa Corp.	16,900	519,675
Robert Half International, Inc.	25,870	998,841
Services Acquisition Corp. International (a)	30,500	311,710
Techem AG	9,300	408,624
		2,238,850

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

INDUSTRIALS – continued
Construction & Engineering – 0.3%
Fluor Corp.	8,100	$ 694,980
SHIMIZU Corp.	56,000	407,697
		1,102,677
Electrical Equipment – 0.6%
Cooper Industries Ltd. Class A	16,000	1,390,400
SolarWorld AG	1,900	499,144
Sumitomo Electric Industries Ltd.	50,600	801,674
		2,691,218
Industrial Conglomerates – 2.2%
3M Co.	3,500	264,915
General Electric Co.	261,700	9,101,921
		9,366,836
Machinery – 0.9%
Atlas Copco AB (A Shares)	12,900	362,620
Caterpillar, Inc.	25,940	1,862,751
Fanuc Ltd.	4,900	471,622
Heidelberger Druckmaschinen AG	20,500	904,208
Metso Corp. sponsored ADR	10,900	419,977
		4,021,178
Marine – 0.0%
Stolt-Nielsen SA Class B sponsored ADR	6,000	184,200
Road & Rail 0.7%
Burlington Northern Santa Fe Corp.	13,600	1,133,288
Norfolk Southern Corp.	33,650	1,819,456
		2,952,744
Trading Companies & Distributors – 0.3%
MSC Industrial Direct Co., Inc. Class A	10,100	545,602
WESCO International, Inc. (a)	13,200	897,732
		1,443,334
Transportation Infrastructure 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	9,700	309,915

TOTAL INDUSTRIALS		39,541,420

INFORMATION TECHNOLOGY – 13.1%
Communications Equipment – 2.4%
Alcatel SA sponsored ADR (a)	22,500	346,500
CIENA Corp. (a)	161,000	838,810
Cisco Systems, Inc. (a)	148,200	3,211,494

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Communications Equipment – continued
Comverse Technology, Inc. (a)	19,100	$ 449,423
Corning, Inc. (a)	21,200	570,492
Harris Corp.	18,100	855,949
Juniper Networks, Inc. (a)	15,300	292,536
Lucent Technologies, Inc. (a)	147,700	450,485
Motorola, Inc.	24,500	561,295
Nokia Corp. sponsored ADR	11,700	242,424
Nortel Networks Corp. (a)	154,500	471,245
QUALCOMM, Inc.	42,900	2,171,169
		10,461,822
Computers & Peripherals – 2.3%
Advanced Digital Information Corp. (a)	49,100	431,098
Apple Computer, Inc. (a)	15,200	953,344
Dell, Inc. (a)	15,900	473,184
EMC Corp. (a)	118,500	1,615,155
Hewlett-Packard Co.	116,800	3,842,720
International Business Machines Corp.	15,500	1,278,285
Network Appliance, Inc. (a)	14,700	529,641
Sun Microsystems, Inc. (a)	129,500	664,335
		9,787,762
Electronic Equipment & Instruments – 0.8%
Agilent Technologies, Inc. (a)	24,400	916,220
Amphenol Corp. Class A	16,600	866,188
Hoya Corp.	21,000	847,386
Murata Manufacturing Co. Ltd.	12,000	812,471
		3,442,265
Internet Software & Services – 1.0%
eBay, Inc. (a)	49,200	1,921,752
Google, Inc. Class A (sub. vtg.) (a)	5,823	2,270,970
Yahoo!, Inc. (a)	11,220	361,957
		4,554,679
IT Services – 1.6%
Anteon International Corp. (a)	22,100	1,205,776
Cognizant Technology Solutions Corp. Class A (a)	14,300	850,707
First Data Corp.	40,600	1,900,892
NCI, Inc. Class A	40,600	568,400
Satyam Computer Services Ltd. sponsored ADR	7,900	345,704

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
IT Services – continued
SI International, Inc. (a)	27,400	$ 963,110
SRA International, Inc. Class A (a)	26,500	999,845
		6,834,434
Office Electronics – 0.4%
Canon, Inc.	3,700	244,385
Neopost SA	12,200	1,326,067
		1,570,452
Semiconductors & Semiconductor Equipment – 2.3%
Advanced Semiconductor Engineering, Inc.	1,073,000	1,014,868
Analog Devices, Inc.	26,900	1,030,001
Applied Materials, Inc.	19,600	343,196
ATI Technologies, Inc. (a)	41,800	718,155
Broadcom Corp. Class A (a)	16,950	731,562
FormFactor, Inc. (a)	18,900	743,148
Intel Corp.	81,400	1,575,090
Intersil Corp. Class A	24,100	696,972
Linear Technology Corp.	17,000	596,360
Marvell Technology Group Ltd. (a)	11,300	611,330
National Semiconductor Corp.	16,700	464,928
Q Cells AG	1,700	158,824
Samsung Electronics Co. Ltd.	2,220	1,439,481
		10,123,915
Software 2.3%
Autodesk, Inc.	9,800	377,496
BEA Systems, Inc. (a)	72,358	950,061
Citrix Systems, Inc. (a)	11,800	447,220
Mercury Interactive Corp. (a)	12,500	435,000
Microsoft Corp.	238,800	6,497,748
Oracle Corp. (a)	57,300	784,437
Red Hat, Inc. (a)	21,700	607,166
		10,099,128

TOTAL INFORMATION TECHNOLOGY		56,874,457

MATERIALS 1.9%
Chemicals – 1.4%
Bayer AG	7,000	280,350
Monsanto Co.	14,200	1,203,450
Nitto Denko Corp.	17,100	1,451,208

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Common Stocks continued
	Shares	Value (Note 1)

MATERIALS – continued
Chemicals – continued
Praxair, Inc.	22,100	$ 1,218,815
Shin-Etsu Chemical Co. Ltd.	14,200	770,828
Syngenta AG sponsored ADR	31,100	874,221
Tokuyama Corp.	17,000	288,256
		6,087,128
Metals & Mining – 0.5%
BHP Billiton Ltd. sponsored ADR	13,200	526,020
Carpenter Technology Corp.	6,400	604,928
Newmont Mining Corp.	19,900	1,032,611
		2,163,559

TOTAL MATERIALS		8,250,687

TELECOMMUNICATION SERVICES – 3.4%
Diversified Telecommunication Services – 1.8%
AT&T, Inc.	100,600	2,720,224
Qwest Communications International, Inc. (a)	200,600	1,364,080
Verizon Communications, Inc.	109,400	3,726,164
		7,810,468
Wireless Telecommunication Services – 1.6%
America Movil SA de CV Series L sponsored ADR	31,400	1,075,764
American Tower Corp. Class A (a)	34,800	1,055,136
Crown Castle International Corp. (a)	30,900	876,015
MTN Group Ltd.	81,800	815,944
Nextel Partners, Inc. Class A (a)	20,500	580,560
Sprint Nextel Corp.	105,200	2,718,368
		7,121,787

TOTAL TELECOMMUNICATION SERVICES		14,932,255

UTILITIES – 1.1%
Electric Utilities – 0.8%
E.ON AG	15,500	1,701,900
E.ON AG sponsored ADR	19,900	728,340
Entergy Corp.	7,400	510,156
Exelon Corp.	11,000	581,900
		3,522,296

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value (Note 1)

UTILITIES – continued
Independent Power Producers & Energy Traders – 0.3%
NRG Energy, Inc. (a)		5,300	$ 239,666
TXU Corp.		21,100	944,436
			1,184,102

TOTAL UTILITIES			4,706,398

TOTAL COMMON STOCKS
(Cost $314,334,482)			335,814,854
U.S. Treasury Obligations 0.3%
		Principal
		Amount
U.S. Treasury Bills, yield at date of purchase 4.22% to
4.54% 4/6/06 to 6/8/06 (e)
(Cost $1,439,259)		$ 1,450,000	1,439,815
Fixed Income Funds 8.7%
		Shares
Fidelity High Income Central Investment Portfolio 1 (f)		264,212	25,824,052
Fidelity Tactical Income Central Investment Portfolio (f)		123,788	12,004,960
TOTAL FIXED INCOME FUNDS
(Cost $37,344,771)			37,829,012

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	18

Money Market Funds 16.5%
		Shares	Value (Note 1)
Fidelity Cash Central Fund, 4.77% (b)		71,408,025	$ 71,408,025
Fidelity Securities Lending Cash Central Fund, 4.81% (b)(c)		436,450	436,450
TOTAL MONEY MARKET FUNDS
(Cost $71,844,475)			71,844,475

TOTAL INVESTMENT PORTFOLIO 102.6%
(Cost $424,962,987)			446,928,156

NET OTHER ASSETS – (2.6)%			(11,379,307)
NET ASSETS 100%			$ 435,548,849

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)
Purchased
Equity Index Contracts
86 S&P 500 Index Contracts	June 2006	$ 28,020,950	$ 289,820

The face value of futures purchased as a percentage of net assets 6.4%

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.

(d) Security or a portion of the security is on
loan at period end.

(e) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $1,439,815.

(f) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. A complete unaudited list of
holdings for each fixed-income central
fund, as of the investing fund’s report
date, is available upon request or at
fidelity.com. The reports are located just
after the fund’s financial statements and
quarterly reports but are not part of the
financial statements or quarterly reports.
In addition, the fixed-income central
fund’s financial statements are available
on the EDGAR Database on the SEC’s
web site, www.sec.gov, or upon request.

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Investments (Unaudited) continued

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$ 1,129,321
Fidelity High Income Central Investment Portfolio 1	986,858
Fidelity Securities Lending Cash Central Fund	7,533
Total	$ 2,123,712

Additional information regarding the fund’s fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:

	Value,	Purchases	Sales	Value, end	% ownership,
	beginning of		Proceeds	of period	end of period
Fund	period
Fidelity High
Income Central
Investment
Portfolio 1	$ 25,707,798	$ —	$ —	$25,824,052	2.4%
Fidelity Tactical
Income Central
Investment
Portfolio	—	12,004,960	—	12,004,960	0.3%
Total	$ 25,707,798	$12,004,960	$ —	$37,829,012

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 20

Other Information

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):

U.S. Government and U.S.
Government Agency Obligations	1.3%
AAA,AA,A	0.9%
BBB	0.4%
BB	2.5%
B	2.7%
CCC,CC,C	0.4%
Not Rated	0.2%
Equities	83.5%
Short Term Investments and Net
Other Assets	8.1%
100.0%

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	78.2%
Japan	3.9%
France	3.5%
Switzerland	2.3%
Germany	1.9%
Canada	1.6%
United Kingdom	1.1%
Others (individually less than 1%) .	7.5%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity’s fixed-income central funds.

Income Tax Information

At September 30, 2005, the fund had a capital loss carryforward of approximately $145,355,061 of which $94,855,485 and $50,499,576 will expire on September 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
	March 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $417,645) See accompanying schedule:
Unaffiliated issuers (cost $315,773,741)	$ 337,254,669
Affiliated Central Funds (cost $109,189,246)	109,673,487
Total Investments (cost $424,962,987)		$ 446,928,156
Foreign currency held at value (cost $4)		4
Receivable for investments sold		2,520,526
Receivable for fund shares sold		686,178
Dividends receivable		449,946
Interest receivable		441,796
Prepaid expenses		1,358
Other receivables		23,823
Total assets		451,051,787

Liabilities
Payable to custodian bank	$ 40,907
Payable for investments purchased	13,977,321
Payable for fund shares redeemed	609,113
Accrued management fee	203,523
Payable for daily variation on futures contracts	90,300
Other affiliated payables	104,275
Other payables and accrued expenses	41,049
Collateral on securities loaned, at value	436,450
Total liabilities		15,502,938

Net Assets		$ 435,548,849
Net Assets consist of:
Paid in capital		$ 500,316,643
Undistributed net investment income		1,289,798
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		(88,313,710)
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		22,256,118
Net Assets, for 34,562,589 shares outstanding		$ 435,548,849
Net Asset Value, offering price and redemption price per
share ($435,548,849 ÷ 34,562,589 shares)		$ 12.60

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Statement of Operations
	Six months ended March 31, 2006 (Unaudited)

Investment Income
Dividends		$ 1,931,624
Interest		28,369
Income from affiliated Central Funds		2,123,712
Total income		4,083,705

Expenses
Management fee	$ 1,184,133
Transfer agent fees	540,746
Accounting and security lending fees	78,299
Independent trustees’ compensation	843
Custodian fees and expenses	43,115
Registration fees	12,003
Audit	29,495
Legal	3,293
Miscellaneous	2,165
Total expenses before reductions	1,894,092
Expense reductions	(129,130)	1,764,962

Net investment income (loss)		2,318,743
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	56,767,988
Foreign currency transactions	(39,045)
Futures contracts	1,005,588
Total net realized gain (loss)		57,734,531
Change in net unrealized appreciation (depreciation) on:
Investment securities	(26,736,458)
Assets and liabilities in foreign currencies	5,534
Futures contracts	322,981
Total change in net unrealized appreciation
(depreciation)		(26,407,943)
Net gain (loss)		31,326,588
Net increase (decrease) in net assets resulting from
operations		$ 33,645,331

See accompanying notes which are an integral part of the financial statements.

23	Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	March 31, 2006	September 30,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,318,743	$ 2,048,307
Net realized gain (loss)	57,734,531	21,604,794
Change in net unrealized appreciation (depreciation) .	(26,407,943)	26,514,933
Net increase (decrease) in net assets resulting from
operations	33,645,331	50,168,034
Distributions to shareholders from net investment income .	(2,067,008)	(2,102,362)
Share transactions
Proceeds from sales of shares	52,862,983	120,256,110
Reinvestment of distributions	2,033,927	2,070,868
Cost of shares redeemed	(54,147,441)	(119,771,737)
Net increase (decrease) in net assets resulting from
share transactions	749,469	2,555,241
Total increase (decrease) in net assets	32,327,792	50,620,913

Net Assets
Beginning of period	403,221,057	352,600,144
End of period (including undistributed net investment
income of $1,289,798 and undistributed net invest-
ment income of $1,038,063, respectively)	$ 435,548,849	$ 403,221,057

Other Information
Shares
Sold	4,362,094	10,952,255
Issued in reinvestment of distributions	167,539	186,901
Redeemed	(4,462,353)	(10,903,524)
Net increase (decrease)	67,280	235,632

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Financial Highlights
	Six months ended
	March 31, 2006	Years ended September 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 11.69	$ 10.29	$ 9.26	$ 6.79	$ 9.57	$ 15.32
Income from Investment
Operations
Net investment
income (loss)D	07	.06F	.05	.05	.08H	.20
Net realized and un
realized gain (loss)	.90	1.40	1.04	2.49	(2.64)H	(5.22)
Total from investment
operations	97	1.46	1.09	2.54	(2.56)	(5.02)
Distributions from net
investment income .	(.06)	(.06)	(.06)	(.07)	(.22)	(.13)
Distributions from net
realized gain	—	—	—	—	—	(.60)
Total distributions	(.06)	(.06)	(.06)	(.07)	(.22)	(.73)
Net asset value, end of
period	$ 12.60	$ 11.69	$ 10.29	$ 9.26	$ 6.79	$ 9.57
Total ReturnB,C	8.32%	14.22%	11.79%	37.74%	(27.58)%	(33.98)%
Ratios to Average Net AssetsE,G
Expenses before
reductions	91%A	.92%	.94%	1.03%	.97%	.89%
Expenses net of fee
waivers, if any	91%A	.92%	.94%	1.03%	.97%	.89%
Expenses net of all
reductions	85%A	.89%	.91%	1.00%	.88%	.85%
Net investment
income (loss)	1.11%A	.53%F	.52%	.63%	.87%H	1.55%
Supplemental Data
Net assets,
end of period
(000 omitted)	$435,549	$403,221	$352,600	$150,176	$150,176	$264,317
Portfolio turnover rate	238%A	71%	86%	131%	240%	255%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the affiliated central funds.
F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .39%.
G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
H Effective October 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Asset Manager: Aggressive (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is regis tered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds), and fixed income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open end investment companies available to investment compa nies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with account ing principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securi ties, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Invest ments in open end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securi ties may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the fre quency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Semiannual Report

26

1. Significant Accounting Policies continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the fund’s investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Central Funds, are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

27 Semiannual Report

Notes to Financial Statements (Unaudited) continued
1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

Distributions are recorded on the ex dividend date. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, foreign currency transac tions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from CIPs), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 27,678,568
Unrealized depreciation	(5,956,801)
Net unrealized appreciation (depreciation)	$ 21,721,767
Cost for federal income tax purposes	$ 425,206,389

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (includ ing accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business

Semiannual Report

28

2. Operating Policies continued

Futures Contracts continued

day, an amount (“initial margin”) equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption “Futures Contracts.” This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract’s terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $432,665,844 and $469,422,874, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of ac count. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual ized rate of .26% of average net assets.

29 Semiannual Report

Notes to Financial Statements (Unaudited) continued
4. Fees and Other Transactions with Affiliates continued

Accounting and Security Lending Fees. FSC maintains the fund’s accounting re cords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The fund may also invest in CIPs managed by Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR. The High Income Central Investment Portfolio 1 seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower quality debt securities. The Tactical Income Central Investment Portfolio seeks a high level of income by normally investing in investment grade debt securities.

The fund’s Schedule of Investments lists each applicable CIP as an investment of the fund but does not include the underlying holdings of each CIP. Based on their investment objectives, each CIP may invest or participate in various investment vehicles or strat egies that are similar to those of the investing fund. In addition, each CIP may also participate in delayed delivery and when issued securities, loans and other direct debt instruments, derivatives, mortgage dollar rolls and restricted securities. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transac tions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of each CIP and the fund.

A complete unaudited list of holdings for each CIP, as of the fund’s report date, is avail able upon request or at fidelity.com. The reports are located just after the fund’s financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the CIP’s financial statements are available on the EDGAR Database on the SEC’s web site, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,233 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

30

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $7,533.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $124,790 for the period. In addition, through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and transfer agent expenses by $84 and $4,256, respectively.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

31 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Asset Manager: Aggressive

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its share holders; and (iv) whether there have been economies of scale in respect of the manage ment of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

32

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

33 Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report 34

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

35 Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
21701 Hawthorne Boulevard
Torrance, CA
2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 East Westview Road
Littleton, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
222 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL
3501 PGA Boulevard
West Palm Beach, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
8885 Ladue Road
Ladue, MO

Semiannual Report 36

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY

North Carolina
4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
215 South State Street
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

37 Semiannual Report

37

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Investments Money
Management, Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
(for the deaf and hearing impaired)
(9 a.m. 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST® ) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

AGG USAN-0506 1.792153.102

Fidelity® Asset Manager: Growth®

Semiannual Report March 31, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	18	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	22	Notes to the financial statements.
Board Approval of	29
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling
1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at
http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, funda mental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle invest ing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak per formers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 to March 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the fund, as a share holder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indi rectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	October 1, 2005 to
	October 1, 2005	March 31, 2006	March 31, 2006
Actual	$ 1,000.00	$ 1,068.90	$ 4.18
Hypothetical (5% return per year
before expenses)	$ 1,000.00	$ 1,020.89	$ 4.08

* Expenses are equal to the Fund’s annualized expense ratio of .81%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one half year period). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund’s annualized expense ratio.

5 Semiannual Report

Investment Changes

Top Ten Stocks as of March 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Cardinal Health, Inc.	5.2	4.6
American International Group, Inc.	3.9	4.0
Home Depot, Inc.	3.8	3.7
Wyeth	3.3	3.1
AT&T, Inc.	3.1	3.0
Wal Mart Stores, Inc.	2.9	1.2
Microsoft Corp.	2.9	3.6
Johnson & Johnson	2.7	1.5
General Electric Co.	2.7	2.6
Clear Channel Communications, Inc.	2.4	2.8
	32.9
Market Sectors as of March 31, 2006
(stocks only)	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	15.2	15.5
Health Care	13.8	12.1
Information Technology	10.3	12.9
Consumer Discretionary	8.6	8.2
Consumer Staples	6.5	5.4
Industrials	5.2	6.5
Telecommunication Services	4.9	4.8
Energy	3.6	3.9
Materials	0.5	0.4
Utilities	0.1	0.2

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund’s prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.
The information in the above tables is based on the combined investments of the fund and its pro rata shares of the investments of Fidelity’s fixed income central funds.
For an unaudited list of holdings for each fixed income central fund, visit fidelity.com.

Semiannual Report 6

Investments March 31, 2006 (Unaudited)
Showing Percentage of Net Assets

Common Stocks 68.7%
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – 8.6%
Automobiles – 0.1%
Fiat Spa (a)	228,600	$ 2,879
Hotels, Restaurants & Leisure 0.3%
Accor SA	19,300	1,113
Carnival Corp. unit	91,900	4,353
McDonald’s Corp.	79,358	2,727
Royal Caribbean Cruises Ltd.	50,100	2,105
		10,298
Household Durables – 0.3%
Koninklijke Philips Electronics NV (NY Shares)	72,700	2,446
Nexity	21,500	1,476
Sharp Corp.	12,000	213
Sony Corp. sponsored ADR	55,900	2,575
Steinhoff International Holdings Ltd.	730,800	2,631
		9,341
Media – 3.8%
Clear Channel Communications, Inc.	2,742,849	79,570
Clear Channel Outdoor Holding, Inc. Class A	271,200	6,360
E.W. Scripps Co. Class A	58,800	2,629
Lagardere S.C.A. (Reg.)	17,300	1,351
Live Nation, Inc. (a)	179,481	3,561
News Corp. Class A	783,300	13,011
NTL, Inc. (a)	112,150	3,265
Omnicom Group, Inc.	180,300	15,010
		124,757
Specialty Retail – 4.1%
Best Buy Co., Inc.	23,400	1,309
Esprit Holdings Ltd.	59,000	459
Home Depot, Inc.	2,929,900	123,935
TJX Companies, Inc.	295,280	7,329
		133,032

TOTAL CONSUMER DISCRETIONARY		280,307

CONSUMER STAPLES 6.5%
Beverages – 0.1%
Pernod Ricard SA	16,400	3,142
Food & Staples Retailing – 4.7%
Aeon Co. Ltd.	164,100	3,980
CVS Corp.	1,632,000	48,748
See accompanying notes which are an integral part of the financial statements.

7	Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER STAPLES – continued
Food & Staples Retailing – continued
Safeway, Inc.	149,000	$ 3,743
Shinsegae Co. Ltd.	2,567	1,170
Wal-Mart Stores, Inc.	2,008,900	94,900
		152,541
Food Products 0.0%
Koninklijke Numico NV	27,600	1,221
Household Products – 0.2%
Colgate-Palmolive Co.	110,900	6,332
Reckitt Benckiser PLC	44,300	1,559
		7,891
Personal Products 0.6%
Alberto-Culver Co.	272,655	12,060
Avon Products, Inc.	201,400	6,278
		18,338
Tobacco 0.9%
Altria Group, Inc.	419,180	29,703

TOTAL CONSUMER STAPLES		212,836

ENERGY 3.6%
Energy Equipment & Services – 2.2%
Compagnie Generale de Geophysique SA (a)	15,843	2,304
Diamond Offshore Drilling, Inc.	308,500	27,611
ENSCO International, Inc.	280,016	14,407
GlobalSantaFe Corp.	405,473	24,632
Transocean, Inc. (a)	37,700	3,027
		71,981
Oil, Gas & Consumable Fuels – 1.4%
Canadian Natural Resources Ltd.	79,800	4,435
Chesapeake Energy Corp.	82,000	2,576
ConocoPhillips	113,000	7,136
Exxon Mobil Corp.	99,000	6,025
Houston Exploration Co. (a)	51,200	2,698
Norsk Hydro ASA	11,940	1,652
OMV AG	37,700	2,522
Quicksilver Resources, Inc. (a)	109,900	4,249
Talisman Energy, Inc.	57,800	3,070
Total SA Series B	18,000	4,742

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Ultra Petroleum Corp. (a)	43,600	$ 2,717
XTO Energy, Inc.	59,600	2,597
		44,419

TOTAL ENERGY		116,400

FINANCIALS – 15.2%
Capital Markets 1.8%
Credit Suisse Group (Reg.)	24,787	1,385
Daiwa Securities Group, Inc.	81,000	1,087
Goldman Sachs Group, Inc.	96,500	15,147
Merrill Lynch & Co., Inc.	327,700	25,810
Morgan Stanley	36,500	2,293
Nikko Cordial Corp.	251,000	4,158
Nuveen Investments, Inc. Class A	47,400	2,282
UBS AG:
(NY Shares)	44,400	4,883
(Reg.)	8,821	970
		58,015
Commercial Banks – 3.9%
Banca Intesa Spa	584,200	3,490
Bank of America Corp.	1,527,014	69,540
BNP Paribas SA	44,500	4,133
Deutsche Postbank AG	16,600	1,204
Finansbank AS	229,000	1,311
FirstRand Ltd.	718,300	2,330
HSBC Holdings PLC (Hong Kong) (Reg.)	100,800	1,689
Kookmin Bank sponsored ADR	13,100	1,120
Korea Exchange Bank (a)	13,740	174
Societe Generale Series A	27,900	4,196
Standard Bank Group Ltd.	172,800	2,377
Sumitomo Mitsui Financial Group, Inc.	526	5,809
Synovus Financial Corp.	124,000	3,359
Uniao de Bancos Brasileiros SA (Unibanco) GDR	15,400	1,138
Unicredito Italiano Spa	330,800	2,394
Wachovia Corp.	378,136	21,195
Wells Fargo & Co.	11,600	741
		126,200

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

FINANCIALS – continued
Consumer Finance – 0.4%
Capital One Financial Corp.	37,600	$ 3,028
Credit Saison Co. Ltd.	46,200	2,555
LG Card Co. Ltd. (a)	11,880	639
ORIX Corp.	18,420	5,735
		11,957
Diversified Financial Services – 0.8%
Citigroup, Inc.	516,333	24,386
ING Groep NV (Certificaten Van Aandelen)	89,000	3,507
		27,893
Insurance – 7.8%
ACE Ltd.	333,540	17,347
AFLAC, Inc.	11,200	505
Allianz AG (Reg.)	18,400	3,071
AMBAC Financial Group, Inc.	182,200	14,503
American International Group, Inc.	1,899,200	125,518
AXA SA	105,000	3,671
Hartford Financial Services Group, Inc.	484,300	39,010
MBIA, Inc.	179,200	10,775
MetLife, Inc.	281,800	13,631
Muenchener Rueckversicherungs Gesellschaft AG (Reg.)	41,000	5,813
Swiss Reinsurance Co. (Reg.)	75,549	5,279
T&D Holdings, Inc.	7,500	586
The Chubb Corp.	138,900	13,257
Transatlantic Holdings, Inc.	25,100	1,467
		254,433
Real Estate 0.0%
Mitsui Fudosan Co. Ltd.	59,000	1,356
Thrifts & Mortgage Finance – 0.5%
Fannie Mae	291,086	14,962

TOTAL FINANCIALS		494,816

HEALTH CARE – 13.8%
Biotechnology – 0.7%
Amgen, Inc. (a)	134,900	9,814
Biogen Idec, Inc. (a)	239,767	11,293
		21,107
Health Care Equipment & Supplies – 0.1%
Synthes, Inc.	31,092	3,410

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

HEALTH CARE – continued
Health Care Providers & Services – 5.2%
Cardinal Health, Inc.	2,270,220	$ 169,178
Gambro AB (A Shares)	106,400	1,270
UnitedHealth Group, Inc.	1,730	97
		170,545
Pharmaceuticals – 7.8%
Johnson & Johnson	1,490,400	88,261
Novartis AG (Reg.)	82,823	4,592
Pfizer, Inc.	1,822,700	45,422
Roche Holding AG (participation certificate)	51,925	7,730
Sanofi-Aventis sponsored ADR	50,900	2,415
Wyeth	2,179,600	105,754
		254,174

TOTAL HEALTH CARE		449,236

INDUSTRIALS – 5.2%
Aerospace & Defense – 0.6%
BAE Systems PLC	208,400	1,523
Honeywell International, Inc.	207,450	8,873
Lockheed Martin Corp.	102,700	7,716
		18,112
Building Products 0.1%
Pfleiderer AG (a)	52,000	1,355
Pfleiderer AG rights 4/11/06 (a)	49,000	30
		1,385
Commercial Services & Supplies – 0.0%
Techem AG	26,700	1,173
Construction & Engineering – 0.0%
SHIMIZU Corp.	162,000	1,179
Electrical Equipment – 0.1%
SolarWorld AG	5,600	1,471
Sumitomo Electric Industries Ltd.	145,500	2,305
		3,776
Industrial Conglomerates – 3.6%
3M Co.	324,800	24,584
General Electric Co.	2,514,966	87,471
Tyco International Ltd.	219,400	5,897
		117,952

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Machinery – 0.7%
Atlas Copco AB (A Shares)	37,000	$ 1,040
Fanuc Ltd.	14,100	1,357
Heidelberger Druckmaschinen AG	59,000	2,602
Ingersoll-Rand Co. Ltd. Class A	423,400	17,694
Metso Corp. sponsored ADR	31,200	1,202
		23,895
Marine – 0.0%
Alexander & Baldwin, Inc.	9,626	459
Stolt-Nielsen SA Class B sponsored ADR	17,000	522
		981
Road & Rail 0.1%
Burlington Northern Santa Fe Corp.	18,000	1,500

TOTAL INDUSTRIALS		169,953

INFORMATION TECHNOLOGY – 10.3%
Communications Equipment – 1.8%
Cisco Systems, Inc. (a)	2,210,800	47,908
Comverse Technology, Inc. (a)	54,900	1,292
Motorola, Inc.	59,400	1,361
Nokia Corp. sponsored ADR	319,700	6,624
		57,185
Computers & Peripherals – 1.8%
Dell, Inc. (a)	796,000	23,689
EMC Corp. (a)	545,100	7,430
International Business Machines Corp.	318,800	26,291
		57,410
Electronic Equipment & Instruments – 0.3%
Flextronics International Ltd. (a)	314,400	3,254
Hoya Corp.	60,500	2,441
Jabil Circuit, Inc. (a)	44,100	1,890
Murata Manufacturing Co. Ltd.	34,500	2,336
		9,921
IT Services – 0.3%
First Data Corp.	150,900	7,065
Infosys Technologies Ltd.	34,890	2,338
		9,403

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Office Electronics – 0.1%
Canon, Inc.	10,600	$ 700
Neopost SA	35,000	3,804
		4,504
Semiconductors & Semiconductor Equipment – 1.6%
Advanced Semiconductor Engineering, Inc.	3,083,000	2,916
Analog Devices, Inc.	69,500	2,661
Applied Materials, Inc.	746,800	13,076
ATI Technologies, Inc. (a)	120,200	2,065
Intel Corp.	590,740	11,431
KLA Tencor Corp.	83,100	4,019
Lam Research Corp. (a)	129,075	5,550
Linear Technology Corp.	34,800	1,221
Novellus Systems, Inc. (a)	92,500	2,220
Q Cells AG	4,800	448
Samsung Electronics Co. Ltd.	6,370	4,130
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	304,188	3,060
Xilinx, Inc.	23,700	603
		53,400
Software 4.4%
BEA Systems, Inc. (a)	522,200	6,856
Microsoft Corp.	3,424,408	93,178
Oracle Corp. (a)	1,187,900	16,262
Symantec Corp. (a)	1,580,725	26,604
		142,900

TOTAL INFORMATION TECHNOLOGY		334,723

MATERIALS 0.5%
Chemicals – 0.5%
Bayer AG	19,900	797
Nitto Denko Corp.	49,100	4,167
Praxair, Inc.	81,500	4,495
Shin-Etsu Chemical Co. Ltd.	40,800	2,215
Syngenta AG sponsored ADR	88,600	2,491
Tokuyama Corp.	48,000	814
		14,979

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

MATERIALS – continued
Metals & Mining – 0.0%
BHP Billiton Ltd. sponsored ADR	37,800	$ 1,506

TOTAL MATERIALS		16,485

TELECOMMUNICATION SERVICES – 4.9%
Diversified Telecommunication Services – 4.5%
AT&T, Inc.	3,737,800	101,070
BellSouth Corp.	473,100	16,393
Qwest Communications International, Inc. (a)	2,544,800	17,305
Verizon Communications, Inc.	406,100	13,832
		148,600
Wireless Telecommunication Services – 0.4%
America Movil SA de CV Series L sponsored ADR	90,100	3,087
MTN Group Ltd.	235,000	2,344
Sprint Nextel Corp.	296,685	7,666
		13,097

TOTAL TELECOMMUNICATION SERVICES		161,697

UTILITIES – 0.1%
Electric Utilities – 0.1%
E.ON AG	44,700	4,908
TOTAL COMMON STOCKS
(Cost $2,131,973)		2,241,361

Convertible Bonds 0.3%
	Principal
	Amount (000s)

TELECOMMUNICATION SERVICES – 0.3%
Diversified Telecommunication Services – 0.3%
Qwest Communications International, Inc. 3.5%
11/15/25	$ 6,420	8,554
TOTAL CONVERTIBLE BONDS
(Cost $6,420)		8,554

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

U.S. Treasury Obligations 0.3%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
U.S. Treasury Bills, yield at date of purchase 4.22% to
4.54% 4/6/06 to 6/8/06 (c)
(Cost $9,689)	$ 9,750	$ 9,692
Fixed Income Funds 21.8%
	Shares
Fidelity Floating Rate Central Investment Portfolio (d)	611,762	61,696
Fidelity High Income Central Investment Portfolio 1 (d)	2,660,093	259,997
Fidelity Tactical Income Central Investment Portfolio (d)	4,021,673	390,022
TOTAL FIXED INCOME FUNDS
(Cost $704,444)		711,715
Money Market Funds 9.9%
Fidelity Cash Central Fund, 4.77% (b)	313,619,773	313,620
Fidelity Money Market Central Fund, 4.79% (b)	8,056,119	8,056
TOTAL MONEY MARKET FUNDS
(Cost $321,676)		321,676
TOTAL INVESTMENT PORTFOLIO 101.0%
(Cost $3,174,202)		3,292,998

NET OTHER ASSETS – (1.0)%		(33,245)
NET ASSETS 100%		$ 3,259,753

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value (000s)	(Depreciation)
(000s)
Purchased

Equity Index Contracts
586 S&P 500 Index Contracts	June 2006	$ 190,933	$ 2,268

The face value of futures purchased as a percentage of net assets – 5.9%

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $9,692,000.

(d) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. A complete unaudited list of
holdings for each fixed-income central
fund, as of the investing fund’s report
date, is available upon request or at
fidelity.com. The reports are located just
after the fund’s financial statements and
quarterly reports but are not part of the
financial statements or quarterly reports.
In addition, the fixed-income central
fund’s financial statements are available
on the EDGAR Database on the SEC’s
web site, www.sec.gov, or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Income earned
Fund	(Amounts in thousands)
Fidelity Cash Central Fund	$ 8,030
Fidelity Floating Rate Central Investment Portfolio	1,918
Fidelity High Income Central Investment Portfolio 1	9,936
Fidelity Money Market Central Fund	174
Fidelity Securities Lending Cash Central Fund	27
Fidelity Tactical Income Central Investment Portfolio	7,270
Total	$ 27,355

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 16

Additional information regarding the fund’s fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:

	Value,
Fund	beginning of		Sales	Value, end of	% ownership,
(Amounts in thousands)	period	Purchases	Proceeds	period	end of period
Fidelity Floating Rate
Central Investment
Portfolio	$ 61,549	$ —	$ —	$ 61,696	8.0%
Fidelity High Income
Central Investment
Portfolio 1	258,827	—	—	259,997	24.6%
Fidelity Tactical Income
Central Investment
Portfolio	215,313	179,704	$ —	390,022	9.8%
Total	$ 535,689	$ 179,704	$ —	$ 711,715

Other Information

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):

U.S. Government and U.S.
Government Agency Obligations	6.3%
AAA, AA, A	3.4%
BBB	1.7%
BB	4.4%
B	4.4%
CCC, CC, C	0.7%
Not Rated	0.8%
Equities	74.6%
Short Term Investments and Net
Other Assets	3.7%
100.0%

We have used ratings from Moody’s Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

The information in the above table is based on the combined investments of the fund and its pro-rata shares of the investments of Fidelity’s fixed-income central funds.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	89.9%
Japan	1.3%
Others (individually less than 1%) .	8.8%
100.0%

The information in the above table is based on the combined investments of the fund and its pro-rata shares of the investments of Fidelity’s fixed-income central funds.

Income Tax Information

At September 30, 2005, the fund had a capital loss carryforward of approximately $390,991,000 of which $153,858,000 and $237,133,000 will expire on September 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)	March 31, 2006 (Unaudited)

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $2,148,082)	$ 2,259,607
Affiliated Central Funds (cost $1,026,120)	1,033,391
Total Investments (cost $3,174,202)		$ 3,292,998
Receivable for investments sold		8,727
Receivable for fund shares sold		3,096
Dividends receivable		3,064
Interest receivable		4,986
Prepaid expenses		12
Other affiliated receivables		48
Other receivables		59
Total assets		3,312,990

Liabilities
Payable for investments purchased	$ 12,413
Payable for fund shares redeemed	37,861
Accrued management fee	1,556
Payable for daily variation on futures contracts	615
Other affiliated payables	720
Other payables and accrued expenses	72
Total liabilities		53,237

Net Assets		$ 3,259,753
Net Assets consist of:
Paid in capital		$ 3,454,260
Undistributed net investment income		16,437
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		(331,998)
Net unrealized appreciation (depreciation) on investments and
assets and liabilities in foreign currencies		121,054
Net Assets, for 208,190 shares outstanding		$ 3,259,753
Net Asset Value, offering price and redemption price per
share ($3,259,753 ÷ 208,190 shares)		$ 15.66

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Statement of Operations
Amounts in thousands	Six months ended March 31, 2006 (Unaudited)

Investment Income
Dividends		$ 18,882
Interest		289
Income from affiliated Central Funds		27,355
Total income		46,526

Expenses
Management fee	$ 9,323
Transfer agent fees	3,274
Accounting and security lending fees	463
Independent trustees’ compensation	7
Appreciation in deferred trustee compensation account	4
Custodian fees and expenses	55
Registration fees	22
Audit	50
Legal	22
Miscellaneous	18
Total expenses before reductions	13,238
Expense reductions	(337)	12,901

Net investment income (loss)		33,625
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $109)	73,163
Foreign currency transactions	(14)
Futures contracts	3,910
Total net realized gain (loss)		77,059
Change in net unrealized appreciation (depreciation) on:
Investment securities (net of increase in deferred foreign
taxes of $11)	103,821
Assets and liabilities in foreign currencies	20
Futures contracts	3,340
Total change in net unrealized appreciation (depreciation)		107,181
Net gain (loss)		184,240
Net increase (decrease) in net assets resulting from
operations		$ 217,865

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	March 31, 2006	September 30,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 33,625	$ 74,286
Net realized gain (loss)	77,059	130,309
Change in net unrealized appreciation (depreciation) .	107,181	79,793
Net increase (decrease) in net assets resulting
from operations	217,865	284,388
Distributions to shareholders from net investment income .	(62,449)	(79,222)
Distributions to shareholders from net realized gain	(2,151)	—
Total distributions	(64,600)	(79,222)
Share transactions
Proceeds from sales of shares	133,114	331,292
Reinvestment of distributions	63,603	77,971
Cost of shares redeemed	(374,266)	(918,267)
Net increase (decrease) in net assets resulting from
share transactions	(177,549)	(509,004)
Total increase (decrease) in net assets	(24,284)	(303,838)

Net Assets
Beginning of period	3,284,037	3,587,875
End of period (including undistributed net investment
income of $16,437 and undistributed net investment
income of $45,261, respectively)	$ 3,259,753	$ 3,284,037

Other Information
Shares
Sold	8,712	22,698
Issued in reinvestment of distributions	4,188	5,330
Redeemed	(24,467)	(62,764)
Net increase (decrease)	(11,567)	(34,736)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Financial Highlights
	Six months ended
	March 31, 2006	Years ended September 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$ 14.94	$ 14.10	$ 13.47	$ 11.30	$ 13.48	$ 20.33
Income from Investment
Operations
Net investment
income (loss)D	16	.31F	.25	.32	.37H	.42
Net realized and un
realized gain (loss)	.86	.85	.69	2.21	(2.13)H	(4.25)
Total from investment
operations	1.02	1.16	.94	2.53	(1.76)	(3.83)
Distributions from net
investment income	(.29)	(.32)	(.31)	(.36)	(.42)	(.46)
Distributions from net
realized gain	(.01)	—	—	—	—	(2.56)
Total distributions	(.30)	(.32)	(.31)	(.36)	(.42)	(3.02)
Net asset value, end of
period	$ 15.66	$ 14.94	$ 14.10	$ 13.47	$ 11.30	$ 13.48
Total ReturnB,C	6.89%	8.28%	6.99%	22.74%	(13.71)%	(20.93)%
Ratios to Average Net AssetsE,G
Expenses before
reductions	81%A	.82%	.83%	.84%	.84%	.81%
Expenses net of fee
waivers, if any	81%A	.82%	.83%	.84%	.84%	.81%
Expenses net of all
reductions	79%A	.80%	.82%	.83%	.81%	.78%
Net investment in-
come (loss)	2.05%A	2.11%F	1.77%	2.53%	2.73%H	2.62%
Supplemental Data
Net assets, end of
period (in millions)	$ 3,260	$ 3,284	$ 3,588	$ 3,521	$ 3,122	$ 3,916
Portfolio turnover
rate	47%A	37%	67%	72%	101%	143%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the affiliated central funds.
F Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.73% .
G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
H Effective October 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Asset Manager: Growth (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds), and fixed income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties markets, reviewing developments in foreign markets and evaluating the

Semiannual Report

22

1. Significant Accounting Policies continued
Security Valuation - continued

performance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the fund’s investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income, and distributions from the Central Funds, are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

23 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

1. Significant Accounting Policies continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross section of other Fidelity funds, and are marked to market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, market discount, partnerships (including allocations from CIPs), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 293,405
Unrealized depreciation	(184,016)
Net unrealized appreciation (depreciation)	$ 109,389
Cost for federal income tax purposes	$ 3,183,609

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by

Semiannual Report

24

2. Operating Policies continued

Repurchase Agreements continued

government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (includ ing accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount (“initial margin”) equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption “Futures Contracts.” This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract’s terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, aggregated $671,567 and $718,084, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the

25 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates continued
Management Fee continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of ac count. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund’s accounting rec ords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The fund may also invest in CIPs managed by FIMM or Fidelity Management & Research Company, Inc. (FMRC) each an affiliate of FMR. The High Income Central Investment Portfolio 1 seeks a high level of income and may also seek capital appreciation by invest ing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower quality debt securities. The Tactical Income Central Investment Portfolio seeks a high level of income by normally investing in investment grade debt securities. The Floating Rate Central Investment Portfolio seeks a high level of income by normally investing in floating rate loans and other floating rate securities.

The fund’s Schedule of Investments lists each applicable CIP as an investment of the fund but does not include the underlying holdings of each CIP. Based on their investment objectives, each CIP may invest or participate in various investment vehicles or strate gies that are similar to those of the investing fund. In addition, each CIP may also partici pate in delayed delivery and when issued securities, loans and other direct debt instruments, derivatives, mortgage dollar rolls and restricted securities. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transac tions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of each CIP and the fund.

Semiannual Report

26

4. Fees and Other Transactions with Affiliates continued
Affiliated Central Funds continued

A complete unaudited list of holdings for each CIP, as of the fund’s report date, is avail able upon request at fidelity.com. The reports are located just after the fund’s financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the CIP’s financial statements are available on the EDGAR Database on the SEC’s web site, www.sec.gov, or upon request.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $27.

27 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $271 for the period. In addition, through arrangements with the fund’s transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s transfer agent expenses by $66.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

28

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Asset Manager: Growth

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its share holders; and (iv) whether there have been economies of scale in respect of the manage ment of the Fidelity funds, whether the Fidelity funds (including the fund) have

29 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Semiannual Report

30

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

31 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Investments
Money Management, Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
(for the deaf and hearing impaired)
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST® ) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

AMG USAN-0506 1.792154.102

Fidelity® Asset Manager: Income®

Semiannual Report March 31, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of the fund’s investments.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	16	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	20	Notes to the financial statements.
Board Approval of	27
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling
1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at
http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 to March 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the fund, as a share holder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

4

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	October 1, 2005
	October 1, 2005	March 31, 2006	to March 31, 2006
Actual	$ 1,000.00	$ 1,042.60	$ 3.00
Hypothetical (5% return per year
before expenses)	$ 1,000.00	$ 1,021.99	$ 2.97

* Expenses are equal to the Fund’s annualized expense ratio of .59%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one half year period). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund’s annualized expense ratio.

5 Semiannual Report

Investment Changes

Top Five Bond Issuers as of March 31, 2006
(with maturities greater than one year)	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Fannie Mae	8.8	8.4
U.S. Treasury Obligations	6.9	6.7
Freddie Mac	2.2	2.3
United Mexican States	0.6	0.4
Government National Mortgage Association	0.5	0.4
	19.0

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Valero Energy Corp.	0.6	0.7
Amerada Hess Corp.	0.4	0.5
Schlumberger Ltd. (NY Shares)	0.4	0.4
UnitedHealth Group, Inc.	0.3	0.5
NII Holdings, Inc.	0.3	0.2
	2.0

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund’s prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.
The information in the above tables is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central funds.
For an unaudited list of holdings for each fixed income central fund, visit fidelity.com.

Semiannual Report 6

Investments March 31, 2006 (Unaudited)
Showing Percentage of Net Assets

Common Stocks 19.5%
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – 1.3%
Automobiles – 0.2%
Toyota Motor Corp.	78,300	$ 4,263
Hotels, Restaurants & Leisure 0.1%
Greek Organization of Football Prognostics SA	79,100	3,023
Multiline Retail – 0.5%
Federated Department Stores, Inc.	80,000	5,840
Kohl’s Corp. (a)	72,400	3,838
		9,678
Specialty Retail – 0.5%
Best Buy Co., Inc.	39,500	2,209
Chico’s FAS, Inc. (a)	29,500	1,199
Circuit City Stores, Inc.	158,100	3,870
Yamada Denki Co. Ltd.	23,700	2,732
		10,010

TOTAL CONSUMER DISCRETIONARY		26,974

CONSUMER STAPLES 0.4%
Beverages – 0.2%
Hansen Natural Corp. (a)	26,760	3,373
Food Products 0.1%
Archer-Daniels Midland Co.	63,900	2,150
Personal Products 0.1%
Avon Products, Inc.	93,400	2,911

TOTAL CONSUMER STAPLES		8,434

ENERGY 3.0%
Energy Equipment & Services – 1.2%
Baker Hughes, Inc.	55,200	3,776
GlobalSantaFe Corp.	55,400	3,366
Noble Corp.	47,300	3,836
Schlumberger Ltd. (NY Shares)	69,000	8,733
Transocean, Inc. (a)	48,100	3,862
		23,573
Oil, Gas & Consumable Fuels – 1.8%
Amerada Hess Corp.	63,700	9,071
EOG Resources, Inc.	48,300	3,478
Peabody Energy Corp.	47,400	2,389
Quicksilver Resources, Inc. (a)	95,000	3,673
See accompanying notes which are an integral part of the financial statements.

7	Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Ultra Petroleum Corp. (a)	98,200	$ 6,119
Valero Energy Corp.	208,000	12,435
		37,165

TOTAL ENERGY		60,738

FINANCIALS – 2.9%
Capital Markets 1.3%
Bear Stearns Companies, Inc.	21,200	2,940
E*TRADE Financial Corp. (a)	200,000	5,396
Lazard Ltd. Class A	36,900	1,633
Legg Mason, Inc.	39,100	4,900
Merrill Lynch & Co., Inc.	63,400	4,993
Thomas Weisel Partners Group, Inc.	52,100	1,141
TradeStation Group, Inc. (a)	299,000	4,132
		25,135
Commercial Banks – 1.2%
Banco Bradesco SA (PN) sponsored ADR (non-vtg.)	118,600	4,259
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	105,700	3,147
Finansbank AS	636,084	3,643
Sumitomo Mitsui Financial Group, Inc.	391	4,318
Turkiye Garanti Bankasi AS	830,000	3,087
Turkiye Is Bankasi AS Series C unit	285,000	2,374
Uniao de Bancos Brasileiros SA (Unibanco) GDR	46,000	3,400
		24,228
Consumer Finance – 0.1%
SLM Corp.	50,000	2,597
Diversified Financial Services – 0.2%
IntercontinentalExchange, Inc.	41,500	2,866
Real Estate 0.1%
Equity Residential (SBI)	25,800	1,207
Vornado Realty Trust	15,800	1,517
		2,724

TOTAL FINANCIALS		57,550

HEALTH CARE – 3.1%
Biotechnology – 1.2%
Celgene Corp. (a)	118,800	5,253

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

HEALTH CARE – continued
Biotechnology – continued
Crucell NV sponsored ADR (a)	79,100	$ 2,221
Gilead Sciences, Inc. (a)	75,000	4,667
ImClone Systems, Inc. (a)	76,200	2,592
Momenta Pharmaceuticals, Inc. (a)	79,100	1,555
Neurocrine Biosciences, Inc. (a)	59,200	3,821
Theravance, Inc. (a)	16,100	451
Vertex Pharmaceuticals, Inc. (a)	107,100	3,919
		24,479
Health Care Equipment & Supplies – 0.3%
Hologic, Inc. (a)	50,100	2,773
ResMed, Inc. (a)	47,400	2,085
		4,858
Health Care Providers & Services – 1.0%
Aetna, Inc.	37,400	1,838
Medco Health Solutions, Inc. (a)	63,000	3,605
Psychiatric Solutions, Inc. (a)	126,600	4,194
UnitedHealth Group, Inc.	123,900	6,921
Vital Images, Inc. (a)	100,000	3,408
		19,966
Pharmaceuticals – 0.6%
Allergan, Inc.	30,000	3,255
New River Pharmaceuticals, Inc. (a)	60,000	1,993
Sepracor, Inc. (a)	79,700	3,890
Teva Pharmaceutical Industries Ltd. sponsored ADR	79,100	3,257
		12,395

TOTAL HEALTH CARE		61,698

INDUSTRIALS – 2.6%
Aerospace & Defense – 0.5%
Hexcel Corp. (a)	229,300	5,038
L 3 Communications Holdings, Inc.	56,500	4,847
		9,885
Air Freight & Logistics – 0.1%
FedEx Corp.	21,500	2,428
Airlines – 0.9%
AMR Corp. (a)	157,500	4,260
Ryanair Holdings PLC sponsored ADR (a)	103,200	5,645

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Airlines – continued
UAL Corp. (a)	82,000	$ 3,274
US Airways Group, Inc. (a)(d)	141,099	5,644
		18,823
Commercial Services & Supplies – 0.2%
Monster Worldwide, Inc. (a)	71,700	3,575
Electrical Equipment – 0.2%
Rockwell Automation, Inc.	46,000	3,308
Suntech Power Holdings Co. Ltd. sponsored ADR	50,000	1,850
		5,158
Machinery – 0.6%
Bucyrus International, Inc. Class A	64,500	3,108
Caterpillar, Inc.	76,200	5,472
Danaher Corp.	46,000	2,923
		11,503
Marine – 0.1%
Kuehne & Nagel International AG	5,318	1,723

TOTAL INDUSTRIALS		53,095

INFORMATION TECHNOLOGY – 3.7%
Communications Equipment – 0.4%
Corning, Inc. (a)	142,600	3,837
QUALCOMM, Inc.	78,600	3,978
Redback Networks, Inc. (a)	29,200	633
Sandvine Corp. (e)	171,900	334
		8,782
Computers & Peripherals – 0.2%
Komag, Inc. (a)	100,000	4,760
Electronic Equipment & Instruments – 0.5%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	435,053	2,694
Ibiden Co. Ltd.	62,500	3,159
Nippon Electric Glass Co. Ltd.	119,000	2,962
		8,815
Internet Software & Services – 0.1%
Google, Inc. Class A (sub. vtg.) (a)	2,200	858
Yahoo!, Inc. (a)	39,300	1,268
		2,126

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
IT Services – 0.3%
Cognizant Technology Solutions Corp. Class A (a)	33,400	$ 1,987
Global Payments, Inc.	46,000	2,438
MoneyGram International, Inc.	69,539	2,136
		6,561
Semiconductors & Semiconductor Equipment – 2.0%
Advanced Micro Devices, Inc. (a)	152,400	5,054
Altera Corp. (a)	138,800	2,865
ASML Holding NV (NY Shares) (a)	183,900	3,746
Atmel Corp. (a)	437,100	2,063
Broadcom Corp. Class A (a)	108,450	4,681
Lam Research Corp. (a)	79,100	3,401
Marvell Technology Group Ltd. (a)	70,900	3,836
MEMC Electronic Materials, Inc. (a)	70,200	2,592
Saifun Semiconductors Ltd.	74,800	2,326
Spansion, Inc.	296,800	4,393
Trident Microsystems, Inc. (a)	158,100	4,594
		39,551
Software 0.2%
BEA Systems, Inc. (a)	305,000	4,005

TOTAL INFORMATION TECHNOLOGY		74,600

MATERIALS 1.7%
Chemicals – 0.3%
Monsanto Co.	65,900	5,585
Metals & Mining – 1.4%
Allegheny Technologies, Inc.	43,800	2,680
Apex Silver Mines Ltd. (a)	158,600	3,767
AUR Resources, Inc.	147,400	1,872
Companhia Vale do Rio Doce sponsored ADR	87,000	4,222
Glamis Gold Ltd. (a)	79,100	2,581
Goldcorp, Inc.	118,600	3,471
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	158,100	2,511
Oregon Steel Mills, Inc. (a)	52,600	2,692
Phelps Dodge Corp.	46,900	3,777
		27,573

TOTAL MATERIALS		33,158

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

TELECOMMUNICATION SERVICES – 0.8%
Wireless Telecommunication Services – 0.8%
America Movil SA de CV Series L sponsored ADR	135,800	$ 4,653
American Tower Corp. Class A (a)	138,900	4,211
NII Holdings, Inc. (a)	109,500	6,457
		15,321

UTILITIES – 0.0%
Electric Utilities – 0.0%
Progress Energy, Inc. warrants 12/31/07 (a)	9,200	0
TOTAL COMMON STOCKS
(Cost $296,546)		391,568

U.S. Treasury Obligations 0.2%
	Principal
	Amount (000s)
U.S. Treasury Bills, yield at date of purchase 4.22% to
4.54% 4/6/06 to 6/8/06 (f)
(Cost $4,070)	$ 4,100	4,072

Fixed Income Funds 38.6%
	Shares
Fidelity Floating Rate Central Investment Portfolio (g)	254,817	25,698
Fidelity High Income Central Investment Portfolio 1 (g)	446,101	43,602
Fidelity Tactical Income Central Investment Portfolio (g)	7,294,712	707,441
TOTAL FIXED INCOME FUNDS
(Cost $783,973)		776,741

Money Market Funds 26.8%

Fidelity Cash Central Fund, 4.77% (b)	402,814,817	402,815
Fidelity Money Market Central Fund, 4.79% (b)	135,550,134	135,550
Fidelity Securities Lending Cash Central Fund, 4.81% (b)(c)	1,912,500	1,913
TOTAL MONEY MARKET FUNDS
(Cost $540,278)		540,278

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Cash Equivalents 17.5%
		Maturity	Value (Note 1)
		Amount (000s)	(000s)
Investments in repurchase agreements (Collateralized by U.S.
Treasury Obligations), in a joint trading account at 4.54%,
dated 3/31/06 due 4/3/06 (h)
(Cost $352,371)		$ 352,504	$ 352,371

TOTAL INVESTMENT PORTFOLIO 102.6%
(Cost $1,977,238)			2,065,030

NET OTHER ASSETS – (2.6)%			(53,131)
NET ASSETS 100%			$ 2,011,899

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value (000s)	(Depreciation)
(000s)
Purchased

Equity Index Contracts
246 S&P 500 Index Contracts	June 2006	$ 80,153	$ 829

The face value of futures purchased as a percentage of net assets – 4%

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral received from securities on loan. (d) Security or a portion of the security is on loan at period end.

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

(e) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $334,000 or
0.0% of net assets.

(f) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $4,072,000.

(g) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. A complete unaudited list of
holdings for each fixed-income central
fund, as of the investing fund’s report
date, is available upon request or at
fidelity.com. The reports are located just
after the fund’s financial statements and
quarterly reports but are not part of the
financial statements or quarterly reports.
In addition, the fixed-income central
fund’s financial statements are available
on the EDGAR Database on the SEC’s
web site, www.sec.gov, or upon request.

(h) Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/	Value
Counterparty	(000s)
$352,371,000 due
4/3/06 at 4.54%
Banc of America
Securities LLC.	$ 27,871
Barclays Capital Inc.	6,375
BNP Paribas Securities
Corp.	60,718
Merrill Lynch Government
Securities, Inc.	60,718
Merrill Lynch, Pierce,
Fenner & Smith	160,881
Morgan Stanley & Co.
Incorporated.	35,808
$ 352,371

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$ 7,925
Fidelity Floating Rate Central Investment Portfolio	799
Fidelity High Income Central Investment Portfolio 1	1,666
Fidelity Money Market Central Fund	2,916
Fidelity Securities Lending Cash Central Fund	86
Fidelity Tactical Income Central Investment Portfolio	15,245
Total	$ 28,637

Additional information regarding the fund’s fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:

	Value,	Purchases	Sales	Value, end of	% ownership,
Fund	beginning of		Proceeds	period	end of period
(Amounts in thousands)	period
Fidelity Floating Rate
Central Investment
Portfolio	$ 25,637	$ —	$ —	$ 25,698	3.3%
Fidelity High Income
Central Investment
Portfolio 1	43,406	—	—	43,602	4.1%
Fidelity Tactical Income
Central Investment
Portfolio	508,577	209,792	—	707,441	17.7%
Total	$ 577,620	$ 209,792	$ —	$ 776,741

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)	March 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $2,000 and repurchase agreements of
$352,371) See accompanying schedule:
Unaffiliated issuers (cost $652,987)	$ 748,011
Affiliated Central Funds (cost $1,324,251)	1,317,019
Total Investments (cost $1,977,238)		$ 2,065,030
Receivable for investments sold		5,054
Receivable for fund shares sold		5,645
Dividends receivable		221
Interest receivable		5,209
Prepaid expenses		6
Other receivables		31
Total assets		2,081,196

Liabilities
Payable for investments purchased	$ 56,605
Payable for fund shares redeemed	9,534
Accrued management fee	698
Payable for daily variation on futures contracts	258
Other affiliated payables	242
Other payables and accrued expenses	47
Collateral on securities loaned, at value	1,913
Total liabilities		69,297

Net Assets		$ 2,011,899
Net Assets consist of:
Paid in capital		$ 1,880,288
Undistributed net investment income		9,877
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		33,114
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		88,620
Net Assets, for 153,907 shares outstanding		$ 2,011,899
Net Asset Value, offering price and redemption price per
share ($2,011,899 ÷ 153,907 shares)		$ 13.07

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Statement of Operations
Amounts in thousands	Six months ended March 31, 2006 (Unaudited)

Investment Income
Dividends		$ 1,562
Interest		5,507
Income from affiliated Central Funds		28,637
Total income		35,706

Expenses
Management fee	$ 3,912
Transfer agent fees	1,112
Accounting and security lending fees	275
Independent trustees’ compensation	4
Custodian fees and expenses	35
Registration fees	42
Audit	43
Legal	5
Miscellaneous	9
Total expenses before reductions	5,437
Expense reductions	(136)	5,301

Net investment income (loss)		30,405
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	40,067
Foreign currency transactions	(29)
Futures contracts	1,814
Total net realized gain (loss)		41,852
Change in net unrealized appreciation (depreciation) on:
Investment securities	3,741
Assets and liabilities in foreign currencies	37
Futures contracts	1,296
Total change in net unrealized appreciation
(depreciation)		5,074
Net gain (loss)		46,926
Net increase (decrease) in net assets resulting from
operations		$ 77,331

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	March 31, 2006	September 30,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,405	$ 41,340
Net realized gain (loss)	41,852	41,511
Change in net unrealized appreciation (depreciation) .	5,074	49,933
Net increase (decrease) in net assets resulting
from operations	77,331	132,784
Distributions to shareholders from net investment income .	(26,665)	(39,308)
Distributions to shareholders from net realized gain	(38,711)	—
Total distributions	(65,376)	(39,308)
Share transactions
Proceeds from sales of shares	427,693	627,373
Reinvestment of distributions	62,697	37,513
Cost of shares redeemed	(214,484)	(429,324)
Net increase (decrease) in net assets resulting from
share transactions	275,906	235,562
Total increase (decrease) in net assets	287,861	329,038

Net Assets
Beginning of period	1,724,038	1,395,000
End of period (including undistributed net investment
income of $9,877 and undistributed net investment
income of $6,137, respectively)	$ 2,011,899	$ 1,724,038

Other Information
Shares
Sold	32,992	49,713
Issued in reinvestment of distributions	4,899	2,976
Redeemed	(16,554)	(34,020)
Net increase (decrease)	21,337	18,669

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Financial Highlights
	Six months ended
	March 31, 2006	Years ended September 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 13.00	$ 12.25	$ 11.80	$ 10.61	$ 11.13	$ 12.24
Income from Investment
Operations
Net investment
income (loss)D	.21	.33	.23	.30	.43	.59
Net realized and
unrealized
gain (loss)	.33	.74	.45	1.19	(.52)	(.87)
Total from investment
operations	.54	1.07	.68	1.49	(.09)	(.28)
Distributions from net
investment income .	(.19)	(.32)	(.23)	(.30)	(.43)	(.61)
Distributions from net
realized gain	(.28)	—	—	—	—	(.22)
Total distributions	(.47)	(.32)	(.23)	(.30)	(.43)	(.83)
Net asset value,
end of period	$ 13.07	$ 13.00	$ 12.25	$ 11.80	$ 10.61	$ 11.13
Total ReturnB,C	4.26%	8.85%	5.80%	14.26%	(.92)%	(2.40)%
Ratios to Average Net AssetsE,F
Expenses before
reductions	59%A	.60%	.63%	.64%	.64%	.64%
Expenses net of fee
waivers,
if any	59%A	.60%	.63%	.64%	.64%	.64%
Expenses net of all
reductions	57%A	.58%	.61%	.61%	.63%	.62%
Net investment
income (loss)	3.28%A	2.64%	1.86%	2.69%	3.90%	5.10%
Supplemental Data
Net assets,
end of period
(in millions)	$ 2,012	$ 1,724	$ 1,395	$ 971	$ 849	$ 916
Portfolio turnover
rate	91%A	81%	232%	276%	164%	164%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the affiliated central funds.
F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Asset Manager: Income (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds), and fixed income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determina tion of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing devel opments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be

Semiannual Report

20

1. Significant Accounting Policies continued
Security Valuation continued

predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the fund’s investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

21 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, prior period premium and discount on debt securities, market discount, partnerships (including allocations from CIPs), deferred trustees compensa tion, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 99,286
Unrealized depreciation	(11,587)
Net unrealized appreciation (depreciation)	$ 87,699

Cost for federal income tax purposes	$ 1,977,331

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement

Semiannual Report

22

2. Operating Policies continued

Repurchase Agreements continued

(including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount (“initial margin”) equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption “Futures Contracts.” This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract’s terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $565,375 and $400,224, respectively.

23 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .42% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual ized rate of .12% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The fund may also invest in CIPs managed by FIMM or Fidelity Management & Research Company, Inc. (FMRC), each an affiliate of FMR. The High Income Central Investment Portfolio 1 seeks a high level of income and may also seek capital appreciation by invest ing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower quality debt securities. The Tactical Income Central Investment Portfolio seeks a high level of income by normally investing in investment grade debt securities. The Floating Rate Central Investment Portfolio seeks a high level of income by normally investing in floating rate loans and other floating rate securities.

The fund’s Schedule of Investments lists each applicable CIP as an investment of the fund but does not include the underlying holdings of each CIP. Based on their investment objectives, each CIP may invest or participate in various investment vehicles or strate gies that are similar to those of the investing fund. In addition, each CIP may also participate in delayed delivery and when issued securities, loans and other direct debt instruments, derivatives, and mortgage dollar rolls. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including

Semiannual Report

24

4. Fees and Other Transactions with Affiliates continued
Affiliated Central Funds continued

the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of each CIP and the fund.

A complete unaudited list of holdings for each CIP, as of the fund’s report date, is avail able upon request or at fidelity.com. The reports are located just after the fund’s financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the CIP’s financial statements are available on the EDGAR Database on the SEC’s web site, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $13 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of

25 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

6. Security Lending continued

certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $86.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $114 for the period. In addition, through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and transfer agent expenses by $1 and $21, respectively.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

26

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Asset Manager: Income

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its share holders; and (iv) whether there have been economies of scale in respect of the manage ment of the Fidelity funds, whether the Fidelity funds (including the fund) have

27 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Semiannual Report

28

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

29 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Investments Money
Management, Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Co. (FRAC)
(formerly known as Fidelity
Management & Research
(Far East) Inc.)
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
(for the deaf and hearing impaired)
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST® ) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

AMI-USAN-0506 1.792155.102

Spartan® Investment Grade Bond Fund

Semiannual Report March 31, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	37	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	41	Notes to the financial statements.
Board Approval of	48
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 to March 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the fund, as a share holder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indi rectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

4

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	October 1, 2005
	October 1, 2005	March 31, 2006	to March 31, 2006
Actual	$ 1,000.00	$ 1,003.10	$ 2.25
Hypothetical (5% return per year
before expenses)	$ 1,000.00	$ 1,022.69	$ 2.27

* Expenses are equal to the Fund’s annualized expense ratio of .45%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one half year period). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund’s annualized expense ratio.

5 Semiannual Report

Investment Changes

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of March 31, 2006
6 months ago
Years	5.4	5.9

Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund’s bonds, weighted by dollar amount.

Duration as of March 31, 2006
6 months ago
Years	4.4	4.1

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

A Short Term Investments and Net Other Assets are not included in pie chart.
The information in the above tables is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central fund.
For an unaudited list of holdings for each fixed income central fund, visit fidelity.com.

Semiannual Report 6

Investments March 31, 2006 (Unaudited)
Showing Percentage of Net Assets

Nonconvertible Bonds 18.7%
	Principal	Value (Note 1)
	Amount (000s)	(000s)

CONSUMER DISCRETIONARY – 2.3%
Automobiles – 0.5%
Ford Motor Co.:
6.375% 2/1/29	$ 1,750	$ 1,164
6.625% 10/1/28	2,065	1,384
7.45% 7/16/31	13,555	10,065
General Motors Corp. 8.375% 7/15/33 (b)	5,755	4,216
		16,829
Household Durables – 0.2%
Fortune Brands, Inc. 5.125% 1/15/11	5,140	5,034
Media – 1.6%
Comcast Corp.:
5.5% 3/15/11	3,865	3,823
6.45% 3/15/37	7,200	6,928
Cox Communications, Inc.:
4.625% 1/15/10	6,210	5,953
7.125% 10/1/12	5,145	5,397
Liberty Media Corp.:
5.7% 5/15/13 (b)	2,000	1,870
8.25% 2/1/30	5,575	5,387
News America Holdings, Inc. 7.75% 12/1/45	1,705	1,839
News America, Inc. 6.2% 12/15/34	3,295	3,086
TCI Communications, Inc. 9.8% 2/1/12	4,400	5,185
Time Warner Entertainment Co. LP:
8.875% 10/1/12	750	855
10.15% 5/1/12	500	597
Time Warner, Inc. 6.625% 5/15/29	8,830	8,679
Univision Communications, Inc. 3.875% 10/15/08	2,655	2,536
		52,135

TOTAL CONSUMER DISCRETIONARY		73,998

CONSUMER STAPLES 0.3%
Beverages – 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (c)	3,030	2,838
Food Products 0.1%
H.J. Heinz Co. 6.428% 12/1/08 (c)(h)	3,580	3,643
Tobacco 0.1%
Altria Group, Inc. 7% 11/4/13	2,350	2,527

TOTAL CONSUMER STAPLES		9,008

See accompanying notes which are an integral part of the financial statements.

7		Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

ENERGY 1.7%
Energy Equipment & Services – 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	$ 2,835	$ 2,741
Oil, Gas & Consumable Fuels – 1.6%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (c)	3,555	3,455
Enterprise Products Operating LP 4% 10/15/07	3,365	3,292
Kerr-McGee Corp. 6.95% 7/1/24	5,260	5,339
Kinder Morgan Energy Partners LP 5.8% 3/15/35	1,500	1,362
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	8,085	7,956
Louis Dreyfus Natural Gas Corp. 6.875% 12/1/07	3,000	3,063
National Gas Co. of Trinidad & Tobago Ltd. 6.05%
1/15/36 (c)	1,760	1,689
Pemex Project Funding Master Trust:
5.75% 12/15/15 (c)	7,000	6,703
6.625% 6/15/35 (c)	5,180	5,004
6.625% 6/15/35	65	63
7.375% 12/15/14	14,500	15,479
		53,405

TOTAL ENERGY		56,146

FINANCIALS – 8.3%
Capital Markets 1.5%
Bank of New York Co., Inc.:
3.4% 3/15/13 (h)	2,400	2,309
4.25% 9/4/12 (h)	2,835	2,792
Goldman Sachs Capital I 6.345% 2/15/34	6,650	6,595
Goldman Sachs Group, Inc. 5.25% 10/15/13	7,020	6,834
JPMorgan Chase Capital XV 5.875% 3/15/35	2,830	2,645
Lazard Group LLC 7.125% 5/15/15	4,540	4,717
Lehman Brothers Holdings E-Capital Trust I 5.55%
8/19/65 (c)(h)	7,200	7,220
Merrill Lynch & Co., Inc. 4.25% 2/8/10	5,420	5,204
Morgan Stanley 6.6% 4/1/12	7,000	7,344
Nuveen Investments, Inc. 5% 9/15/10	2,300	2,222
		47,882
Commercial Banks – 1.5%
Export-Import Bank of Korea:
4.125% 2/10/09 (c)	1,320	1,275
5.125% 2/14/11	8,380	8,220
5.25% 2/10/14 (c)	2,225	2,158

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

FINANCIALS – continued
Commercial Banks – continued
KeyCorp Capital Trust VII 5.7% 6/15/35	$ 6,500	$ 5,884
Korea Development Bank:
3.875% 3/2/09	6,990	6,687
4.75% 7/20/09	2,350	2,297
5.75% 9/10/13	4,543	4,578
PNC Funding Corp. 4.2% 3/10/08	2,280	2,232
Rabobank Capital Funding Trust II 5.26% 12/31/49 (c)(h)	5,700	5,479
Wachovia Bank NA 4.875% 2/1/15	8,410	7,933
Wachovia Corp. 4.875% 2/15/14	1,791	1,700
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	2,200	2,383
		50,826
Consumer Finance – 0.4%
Household Finance Corp. 4.125% 11/16/09	9,210	8,822
HSBC Finance Corp. 6.75% 5/15/11	5,160	5,432
		14,254
Diversified Financial Services – 0.8%
ILFC E Capital Trust II 6.25% 12/21/65 (c)(h)	1,270	1,217
JPMorgan Chase & Co.:
4.875% 3/15/14	3,990	3,782
6.75% 2/1/11	7,480	7,863
JPMorgan Chase Capital XVII 5.85% 8/1/35	7,405	6,885
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (c)	4,185	4,196
Prime Property Funding, Inc. 5.125% 6/1/15 (c)	3,585	3,354
		27,297
Insurance – 0.7%
Assurant, Inc. 5.625% 2/15/14	1,830	1,798
Axis Capital Holdings Ltd. 5.75% 12/1/14	12,450	12,117
QBE Insurance Group Ltd. 5.647% 7/1/23 (c)(h)	5,290	5,111
Symetra Financial Corp. 6.125% 4/1/16 (c)	1,150	1,142
Travelers Property Casualty Corp. 6.375% 3/15/33	2,200	2,230
		22,398
Real Estate 2.4%
Archstone Smith Operating Trust 5.25% 5/1/15	3,435	3,302
Boston Properties, Inc. 6.25% 1/15/13	982	1,010
Brandywine Operating Partnership LP:
5.625% 12/15/10	4,505	4,464
5.75% 4/1/12	2,275	2,259

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

FINANCIALS – continued
Real Estate continued
Camden Property Trust 5.875% 6/1/07	$ 2,400	$ 2,415
CarrAmerica Realty Corp.:
5.25% 11/30/07	2,805	2,800
5.5% 12/15/10	5,585	5,587
CenterPoint Properties Trust 5.75% 8/15/09	3,065	3,099
Colonial Properties Trust 4.75% 2/1/10	2,635	2,540
Developers Diversified Realty Corp.:
5.25% 4/15/11	1,495	1,458
5.375% 10/15/12	1,595	1,553
EOP Operating LP:
4.65% 10/1/10	3,070	2,937
4.75% 3/15/14	4,225	3,891
5.875% 1/15/13	2,592	2,578
6.75% 2/15/12	2,115	2,205
7.75% 11/15/07	3,410	3,525
Equity Residential 5.125% 3/15/16	3,045	2,888
Healthcare Realty Trust, Inc. 5.125% 4/1/14	1,220	1,142
iStar Financial, Inc.:
5.65% 9/15/11	3,300	3,255
5.8% 3/15/11	4,160	4,139
Liberty Property LP 6.375% 8/15/12	1,500	1,544
Regency Centers LP 6.75% 1/15/12	5,055	5,303
Simon Property Group LP:
4.6% 6/15/10	2,310	2,227
5.1% 6/15/15	3,415	3,230
5.75% 12/1/15 (c)	3,155	3,118
Tanger Properties LP 6.15% 11/15/15	5,000	4,883
		77,352
Thrifts & Mortgage Finance – 1.0%
Independence Community Bank Corp.:
3.75% 4/1/14 (h)	2,250	2,134
4.9% 9/23/10	11,960	11,539
Residential Capital Corp.:
6.375% 6/30/10	5,140	5,178
6.875% 6/30/15	1,240	1,293

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

FINANCIALS – continued
Thrifts & Mortgage Finance – continued
Washington Mutual, Inc.:
4.625% 4/1/14	$ 4,935	$ 4,512
5.32% 9/17/12 (h)	7,500	7,516
		32,172

TOTAL FINANCIALS		272,181

INDUSTRIALS – 1.3%
Aerospace & Defense – 0.1%
Bombardier, Inc.:
6.3% 5/1/14 (c)	500	459
7.45% 5/1/34 (c)	3,590	3,222
		3,681
Airlines – 1.1%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	419	424
6.978% 10/1/12	896	920
7.024% 4/15/11	1,235	1,275
7.324% 4/15/11	3,856	3,750
7.858% 4/1/13	9,000	9,578
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	503	503
6.545% 8/2/20	1,204	1,210
6.648% 3/15/19	5,489	5,530
7.056% 3/15/11	705	727
Delta Air Lines, Inc. pass thru trust certificates:
7.111% 3/18/13	6,340	6,340
7.57% 11/18/10	2,298	2,298
U.S. Airways pass thru trust certificates 6.85% 7/30/19	2,151	2,196
United Airlines pass thru Certificates:
6.071% 9/1/14	1,878	1,857
6.201% 3/1/10	664	657
6.602% 9/1/13	135	133
		37,398
Industrial Conglomerates – 0.1%
Hutchison Whampoa International 03/33 Ltd. 7.45%
11/24/33 (c)	2,600	2,836

TOTAL INDUSTRIALS		43,915

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

INFORMATION TECHNOLOGY – 0.5%
Electronic Equipment & Instruments – 0.2%
Avnet, Inc. 6% 9/1/15	$ 5,310	$ 5,089
Semiconductors & Semiconductor Equipment – 0.3%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	6,340	6,252
6.375% 8/3/15	3,765	3,711
		9,963

TOTAL INFORMATION TECHNOLOGY		15,052

MATERIALS 0.1%
Paper & Forest Products 0.1%
International Paper Co. 4.25% 1/15/09	3,460	3,338

TELECOMMUNICATION SERVICES – 1.5%
Diversified Telecommunication Services – 1.3%
Ameritech Capital Funding Corp. 6.25% 5/18/09	2,255	2,287
British Telecommunications PLC 8.375% 12/15/10	470	524
KT Corp. 5.875% 6/24/14 (c)	2,160	2,149
Sprint Capital Corp. 7.625% 1/30/11	3,700	4,002
Telecom Italia Capital:
4% 1/15/10	4,055	3,812
4.875% 10/1/10	5,700	5,489
4.95% 9/30/14	3,180	2,926
TELUS Corp. yankee 7.5% 6/1/07	10,835	11,080
Verizon Global Funding Corp. 5.85% 9/15/35	9,095	8,158
Verizon New York, Inc. 6.875% 4/1/12	1,555	1,597
		42,024
Wireless Telecommunication Services – 0.2%
America Movil SA de CV 6.375% 3/1/35	3,595	3,380
Vodafone Group PLC 5.5% 6/15/11	4,075	4,037
		7,417

TOTAL TELECOMMUNICATION SERVICES		49,441

UTILITIES – 2.7%
Electric Utilities – 1.2%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	2,775	2,751
Exelon Corp. 4.9% 6/15/15	8,115	7,538
Exelon Generation Co. LLC 5.35% 1/15/14	7,000	6,795

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

UTILITIES – continued
Electric Utilities – continued
FirstEnergy Corp. 6.45% 11/15/11	$ 2,005	$ 2,075
Oncor Electric Delivery Co. 6.375% 5/1/12	5,720	5,877
Pacific Gas & Electric Co. 4.2% 3/1/11	845	796
Pepco Holdings, Inc. 4% 5/15/10	2,775	2,612
Progress Energy, Inc. 7.1% 3/1/11	6,310	6,692
Southern California Edison Co. 4.65% 4/1/15	290	271
TXU Energy Co. LLC 7% 3/15/13	2,915	3,036
		38,443
Gas Utilities 0.2%
Consolidated Natural Gas Co. 6.85% 4/15/11	1,200	1,258
Texas Eastern Transmission Corp. 7.3% 12/1/10	3,435	3,658
		4,916
Independent Power Producers & Energy Traders – 0.5%
Constellation Energy Group, Inc. 7% 4/1/12	3,305	3,515
Duke Capital LLC:
4.331% 11/16/06	1,395	1,387
5.668% 8/15/14	3,120	3,083
Duke Energy Corp. 5.625% 11/30/12	3,500	3,504
PSEG Power LLC 7.75% 4/15/11	3,000	3,259
TXU Corp. 5.55% 11/15/14	2,890	2,704
		17,452
Multi-Utilities – 0.8%
Dominion Resources, Inc.:
4.75% 12/15/10	3,815	3,665
5.95% 6/15/35	5,315	4,900
DTE Energy Co. 7.05% 6/1/11	2,165	2,288
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	2,385	2,355
6.125% 4/1/36 (c)	10,775	10,548
TECO Energy, Inc. 7% 5/1/12	2,565	2,652
		26,408

TOTAL UTILITIES		87,219

TOTAL NONCONVERTIBLE BONDS
(Cost $626,263)		610,298

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

U.S. Government and Government Agency Obligations 26.0%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
U.S. Government Agency Obligations 2.4%
Fannie Mae:
4.375% 7/17/13	$ 9,595	$ 9,093
6.25% 2/1/11	28,125	29,169
Freddie Mac:
5.25% 11/5/12	2,810	2,762
5.875% 3/21/11	34,610	35,409
Tennessee Valley Authority 5.375% 4/1/56	2,169	2,129

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		78,562
U.S. Treasury Inflation Protected Obligations 4.7%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	48,265	48,553
U.S. Treasury Inflation-Indexed Notes 2% 1/15/14 (e)	107,219	104,666

TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		153,219
U.S. Treasury Obligations – 18.9%
U.S. Treasury Bond – principal STRIPS 2/15/15	56,195	36,520
U.S. Treasury Bonds 6.125% 8/15/29	1,736	1,990
U.S. Treasury Notes:
2.75% 7/31/06	13,452	13,366
4% 4/15/10	74,672	72,411
stripped principal:
11/15/08	286,650	252,996
8/15/10 (d)	213,675	173,614
2/15/12	64,290	48,534
8/15/12	24,075	17,700

TOTAL U.S. TREASURY OBLIGATIONS		617,131

TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $860,566)		848,912

U.S. Government Agency Mortgage Securities 27.0%

Fannie Mae – 25.3%
3.734% 1/1/35 (h)	563	552
3.752% 10/1/33 (h)	387	377
3.785% 12/1/34 (h)	94	92
3.792% 6/1/34 (h)	1,709	1,653
3.824% 6/1/33 (h)	287	282

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fannie Mae continued
3.825% 1/1/35 (h)	$ 372	$ 366
3.847% 1/1/35 (h)	1,085	1,067
3.854% 11/1/34 (h)	2,199	2,165
3.879% 6/1/33 (h)	1,512	1,483
3.91% 10/1/34 (h)	433	427
3.913% 5/1/34 (h)	137	137
3.917% 12/1/34 (h)	354	349
3.946% 11/1/34 (h)	713	703
3.961% 1/1/35 (h)	464	458
3.971% 5/1/33 (h)	126	124
3.975% 12/1/34 (h)	365	360
3.98% 12/1/34 (h)	471	464
3.983% 12/1/34 (h)	2,391	2,360
3.988% 1/1/35 (h)	291	287
4.004% 12/1/34 (h)	230	227
4.008% 2/1/35 (h)	328	324
4.013% 1/1/35 (h)	662	653
4.025% 2/1/35 (h)	312	307
4.043% 10/1/18 (h)	343	337
4.047% 12/1/34 (h)	660	651
4.05% 1/1/35 (h)	164	162
4.051% 1/1/35 (h)	317	313
4.066% 4/1/33 (h)	127	125
4.073% 1/1/35 (h)	620	611
4.09% 2/1/35 (h)	597	589
4.09% 2/1/35 (h)	233	229
4.092% 2/1/35 (h)	233	230
4.107% 2/1/35 (h)	1,173	1,158
4.108% 11/1/34 (h)	526	519
4.11% 1/1/35 (h)	668	659
4.122% 1/1/35 (h)	1,179	1,164
4.122% 2/1/35 (h)	746	736
4.124% 1/1/35 (h)	640	632
4.155% 2/1/35 (h)	620	612
4.17% 11/1/34 (h)	155	153
4.176% 1/1/35 (h)	1,199	1,185
4.177% 1/1/35 (h)	566	559
4.178% 1/1/35 (h)	779	757
4.22% 3/1/34 (h)	321	314
4.23% 1/1/35 (h)	346	342
4.236% 1/1/34 (h)	1,994	1,956

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fannie Mae continued
4.25% 2/1/35 (h)	$ 384	$ 374
4.256% 1/1/34 (h)	1,195	1,172
4.268% 2/1/35 (h)	224	222
4.283% 8/1/33 (h)	760	750
4.284% 3/1/35 (h)	342	338
4.304% 12/1/34 (h)	219	217
4.313% 5/1/35 (h)	518	513
4.317% 3/1/33 (h)	194	189
4.336% 9/1/34 (h)	597	591
4.354% 1/1/35 (h)	405	395
4.356% 4/1/35 (h)	252	249
4.36% 2/1/34 (h)	890	875
4.364% 9/1/34 (h)	1,410	1,397
4.384% 1/1/35 (h)	442	438
4.398% 2/1/35 (h)	599	585
4.399% 11/1/34 (h)	4,901	4,858
4.4% 5/1/35 (h)	1,136	1,123
4.404% 10/1/34 (h)	2,347	2,299
4.434% 4/1/34 (h)	592	586
4.436% 3/1/35 (h)	534	522
4.437% 10/1/34 (h)	1,920	1,905
4.464% 8/1/34 (h)	1,174	1,156
4.477% 5/1/35 (h)	397	393
4.481% 1/1/35 (h)	545	541
4.496% 3/1/35 (h)	1,230	1,203
4.5% 12/1/17 to 12/1/33	181,353	172,936
4.5% 4/1/21 (d)	28,033	26,793
4.5% 4/1/36 (d)	13,500	12,450
4.505% 8/1/34 (h)	807	807
4.521% 3/1/35 (h)	1,155	1,130
4.524% 2/1/35 (h)	7,336	7,236
4.536% 2/1/35 (h)	2,436	2,419
4.543% 2/1/35 (h)	253	252
4.545% 7/1/35 (h)	1,414	1,400
4.549% 2/1/35 (h)	386	383
4.584% 2/1/35 (h)	1,138	1,117
4.588% 2/1/35 (h)	3,624	3,554
4.636% 11/1/34 (h)	1,221	1,201
4.667% 11/1/34 (h)	1,305	1,285
4.683% 3/1/35 (h)	3,107	3,090
4.704% 3/1/35 (h)	626	616

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fannie Mae continued
4.718% 7/1/35 (h)	$ 3,828	$ 3,726
4.73% 7/1/34 (h)	1,104	1,089
4.79% 12/1/34 (h)	1,043	1,029
4.801% 12/1/32 (h)	514	512
4.809% 12/1/34 (h)	420	415
4.811% 6/1/35 (h)	2,148	2,135
4.874% 10/1/34 (h)	5,123	5,067
5% 4/1/36 (d)	32,500	30,936
5% 4/1/36 (d)	86,500	82,337
5% 4/1/36 (d)	125,000	118,984
5.079% 9/1/34 (h)	4,322	4,296
5.102% 9/1/34 (h)	475	472
5.107% 5/1/35 (h)	2,665	2,664
5.195% 6/1/35 (h)	1,915	1,917
5.221% 5/1/35 (h)	4,791	4,767
5.256% 3/1/35 (h)	259	258
5.351% 12/1/34 (h)	815	814
5.5% 1/1/09 to 9/1/34	79,535	78,071
5.5% 4/1/36 (d)	13,500	13,175
5.5% 4/1/36 (d)	108,620	106,006
6% 4/1/13 to 9/1/32	13,444	13,467
6% 4/1/36 (d)	9,080	9,077
6.5% 10/1/24 to 3/1/34	35,708	36,547
6.5% 4/1/36 (d)	9,756	9,949
7% 5/1/13 to 10/1/32	7,668	7,918
7.5% 1/1/26 to 7/1/29	2,200	2,310
9.5% 4/1/17 to 10/1/18	98	107

TOTAL FANNIE MAE		826,815
Freddie Mac – 0.9%
4.055% 12/1/34 (h)	402	395
4.106% 12/1/34 (h)	569	560
4.159% 1/1/35 (h)	557	548
4.273% 3/1/35 (h)	526	519
4.294% 5/1/35 (h)	929	916
4.303% 12/1/34 (h)	569	553
4.335% 1/1/35 (h)	1,257	1,241
4.361% 3/1/35 (h)	827	804
4.38% 2/1/35 (h)	1,061	1,033
4.437% 2/1/34 (h)	542	533
4.446% 3/1/35 (h)	532	518

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Freddie Mac continued
4.462% 6/1/35 (h)	$ 764	$ 754
4.48% 3/1/35 (h)	1,522	1,483
4.481% 3/1/35 (h)	612	596
4.486% 3/1/35 (h)	3,763	3,701
4.5% 5/1/19	1,253	1,197
4.555% 2/1/35 (h)	857	837
5.009% 4/1/35 (h)	2,919	2,906
5.154% 4/1/35 (h)	3,023	2,994
5.311% 8/1/33 (h)	241	242
6% 5/1/33	4,840	4,856
8.5% 5/1/25 to 8/1/27	226	239

TOTAL FREDDIE MAC		27,425
Government National Mortgage Association 0.8%
5.5% 4/15/29 to 5/15/34	8,083	8,014
6% 10/15/08 to 7/15/29	866	881
6.5% 10/15/27 to 2/15/33	1,593	1,658
7% 3/15/23 to 1/15/33	14,321	14,919
7.5% 9/15/06 to 10/15/27	773	811
8% 1/15/30 to 6/15/32	46	49
8.5% 8/15/29	81	86

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		26,418

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $892,896)		880,658

Asset Backed Securities 5.1%

ACE Securities Corp. Series 2004-HE1:
Class M1, 5.3181% 2/25/34 (h)	975	978
Class M2, 5.9181% 2/25/34 (h)	1,100	1,108
Aircraft Lease Securitization Ltd. Series 2005-1 Class C1,
8.4106% 9/9/30 (c)(h)	784	794
AmeriCredit Automobile Receivables Trust Series 2005-1
Class E, 5.82% 6/6/12 (c)	1,621	1,616
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 5.2481% 4/25/34 (h)	545	545
Class M2, 5.2981% 4/25/34 (h)	425	425
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE7 Class A3, 5.1088% 12/15/33 (h)	658	660

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Asset Backed Securities Corp. Home Equity Loan Trust: -
continued
Series 2004-HE2 Class M1, 5.3681% 4/25/34 (h)	$ 2,670	$ 2,690
Bank One Issuance Trust:
Series 2002-C1 Class C1, 5.7088% 12/15/09 (h)	3,285	3,310
Series 2004-B2 Class B2, 4.37% 4/15/12	5,500	5,336
Bayview Financial Mortgage Loan Trust Series 2004-A Class A,
5.2706% 2/28/44 (h)	1,870	1,874
Capital Auto Receivables Asset Trust:
Series 2004-2 Class A2, 3.35% 2/15/08	3,520	3,479
Series 2006-1 Class D, 7.16% 1/15/13 (c)	1,225	1,214
Capital One Multi-Asset Execution Trust:
Series 2003-B1 Class B1, 5.9188% 2/17/09 (h)	7,130	7,133
Series 2004-6 Class B, 4.15% 7/16/12	4,560	4,389
Cendant Timeshare Receivables Funding LLC Series 2005-1A
Class A1, 4.67% 5/20/17 (c)	1,977	1,940
Chase Credit Card Owner Trust Series 2004-1 Class B,
4.9488% 5/15/09 (h)	1,855	1,855
Citibank Credit Card Issuance Trust Series 2005-B1 Class B1,
4.4% 9/15/10	1,857	1,815
CNH Equipment Trust Series 2006-A Class A4, 5.27%
9/15/11	12,345	12,310
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.3181% 5/25/34 (h)	3,340	3,351
Series 2004-3 Class M1, 5.3181% 6/25/34 (h)	650	652
Series 2005-3 Class MV1, 5.2381% 8/25/35 (h)	4,750	4,757
CPS Auto Receivables Trust Series 2006-A Class A4, 5.33%
11/15/12 (c)	1,905	1,905
Crown Castle Towers LLC/Crown Atlantic Holdings Sub
LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (c)	2,178	2,101
Class C, 5.074% 6/15/35 (c)	1,977	1,905
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 5.4981% 11/25/33 (h)	162	162
Class M2, 6.5681% 11/25/33 (h)	400	404
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.3681% 3/25/34 (h)	175	175
Class M4, 5.7181% 3/25/34 (h)	125	126
Fremont Home Loan Trust Series 2005-A:
Class M1, 5.2481% 1/25/35 (h)	725	729
Class M2, 5.2781% 1/25/35 (h)	1,025	1,029
Class M3, 5.3081% 1/25/35 (h)	550	553
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	3,600	3,543

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
GSAMP Trust:
Series 2004-FM2:
Class M1, 5.3181% 1/25/34 (h)	$ 1,498	$ 1,498
Class M2, 5.9181% 1/25/34 (h)	700	700
Class M3, 6.1181% 1/25/34 (h)	700	700
Series 2004-OPT Class A1, 5.1581% 11/25/34 (h)	2,072	2,078
Home Equity Asset Trust:
Series 2003-2 Class M1, 5.6981% 8/25/33 (h)	1,322	1,334
Series 2003-4:
Class M1, 5.6181% 10/25/33 (h)	2,125	2,135
Class M2, 6.7181% 10/25/33 (h)	2,515	2,535
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.03% 1/20/35 (h)	940	941
Class M2, 5.06% 1/20/35 (h)	705	707
Hyundai Auto Receivables Trust Series 2004-1 Class A4,
5.26% 11/15/12	11,875	11,850
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 5.1088% 1/15/09 (h)	24,500	24,511
Series 2003-B2 Class B2, 5.1388% 10/15/10 (h)	625	629
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.3181% 7/25/34 (h)	925	925
Class M2, 5.3681% 7/25/34 (h)	175	175
Class M3, 5.7681% 7/25/34 (h)	350	350
Class M4, 5.9181% 7/25/34 (h)	235	235
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 5.9181% 12/27/32 (h)	885	896
Series 2003-NC8 Class M1, 5.5181% 9/25/33 (h)	1,330	1,336
Series 2004-NC2 Class M1, 5.3681% 12/25/33 (h)	1,130	1,137
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 5.8181% 1/25/32 (h)	1,849	1,851
Series 2002-NC1 Class M1, 5.6181% 2/25/32 (c)(h)	1,356	1,357
Series 2002-NC3 Class M1, 5.5381% 8/25/32 (h)	723	725
Series 2003-NC2 Class M2, 6.8181% 2/25/33 (h)	1,430	1,439
National Collegiate Funding LLC Series 2004-GT1 Class IO1,
7.87% 6/25/10 (c)(h)(j)	3,540	1,050
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (j)	3,560	1,607
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (j)	1,800	406
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57%
6/15/09	1,372	1,363
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.2681% 6/25/34 (h)	650	651
Class M4, 5.7931% 6/25/34 (h)	1,065	1,072

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69%
5/15/09	$ 1,775	$ 1,752
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3
Class A2A, 4.9381% 6/25/36 (h)	6,152	6,153
Saxon Asset Securities Trust Series 2004-1 Class M1, 5.3481%
3/25/35 (h)	1,920	1,924
SLM Private Credit Student Loan Trust Series 2004-A Class C,
5.86% 6/15/33 (h)	2,165	2,192
Specialty Underwriting & Residential Finance Series 2003-BC4
Class M1, 5.4181% 11/25/34 (h)	785	790
Superior Wholesale Inventory Financing Trust VII Series 2003 A8
Class CTFS, 5.1988% 3/15/11 (c)(h)	4,670	4,691
WFS Financial Owner Trust Class 2004-3 Series A3, 3.3%
3/17/09	4,466	4,423
Whinstone Capital Management Ltd. Series 1A Class B3,
5.5229% 10/25/44 (c)(h)	3,535	3,534
TOTAL ASSET BACKED SECURITIES
(Cost $167,134)		166,515

Collateralized Mortgage Obligations 8.0%

Private Sponsor 5.7%
Adjustable Rate Mortgage Trust floater Series 2005-1
Class 5A2, 5.1481% 5/25/35 (h)	2,636	2,627
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.369% 12/25/33 (h)	582	580
Class 2A1, 4.1691% 12/25/33 (h)	2,378	2,320
Series 2003-L Class 2A1, 3.9759% 1/25/34 (h)	4,378	4,252
Series 2004-1 Class 2A2, 4.7089% 10/25/34 (h)	3,412	3,339
Series 2004-B:
Class 1A1, 3.4083% 3/25/34 (h)	1,219	1,203
Class 2A2, 4.1125% 3/25/34 (h)	1,592	1,543
Series 2004-C Class 1A1, 3.3637% 4/25/34 (h)	2,484	2,444
Series 2004 D:
Class 1A1, 3.5379% 5/25/34 (h)	3,010	2,941
Class 2A2, 4.199% 5/25/34 (h)	4,252	4,120
Series 2004-G Class 2A7, 4.5681% 8/25/34 (h)	3,212	3,135
Series 2004-H Class 2A1, 4.4837% 9/25/34 (h)	3,370	3,281
Series 2004-J:
Class 1A2, 4.2854% 11/25/34 (h)	1,161	1,149
Class 2A1, 4.786% 11/25/34 (h)	5,671	5,552
Series 2005-E Class 2A7, 4.6134% 6/25/35 (h)	3,455	3,358

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Private Sponsor continued
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-6
Class 1A1, 5.125% 8/25/35 (h)	$ 4,466	$ 4,425
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1,
5.0981% 1/25/35 (h)	10,338	10,354
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 5.1881% 4/25/34 (h)	502	502
Series 2004-AR6 Class 9A2, 5.1881% 10/25/34 (h)	1,002	1,004
Gracechurch Mortgage Funding PLC floater Series 1A
Class DB, 5.0045% 10/11/41 (c)(h)	3,795	3,795
Granite Master Issuer PLC floater:
Series 2005-2 Class M1, 5.01% 12/20/54 (h)	6,000	5,999
Series 2006-1A Class C2, 5.2569% 12/20/54 (c)(h)	2,700	2,699
JPMorgan Mortgage Trust Series 2005-A8 Class 2A3,
4.9645% 11/25/35 (h)	980	958
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6%
4/25/34	545	539
Master Asset Securitization Trust Series 2004-9 Class 7A1,
6.3321% 5/25/17 (h)	3,077	3,071
Master Seasoned Securitization Trust Series 2004-1 Class 1A1,
6.2362% 8/25/17 (h)	2,324	2,340
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2004-E Class A2B, 4.45% 11/25/29 (h)	2,265	2,266
Series 2004-G Class A2, 5.01% 11/25/29 (h)	1,485	1,485
Series 2005-B Class A2, 4.79% 7/25/30 (h)	2,387	2,383
Opteum Mortgage Acceptance Corp. floater Series 2005-3
Class APT, 5.1081% 7/25/35 (h)	5,341	5,346
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	1,253	1,256
Series 2004-SL2 Class A1, 6.5% 10/25/16	447	451
Residential Finance LP/Residential Finance Development Corp.
floater:
Series 2003-B:
Class B3, 6.2481% 7/10/35 (c)(h)	4,668	4,774
Class B4, 6.4481% 7/10/35 (c)(h)	3,525	3,605
Class B5, 7.0481% 7/10/35 (c)(h)	3,334	3,418
Class B6, 7.5481% 7/10/35 (c)(h)	1,524	1,566
Series 2003-CB1:
Class B3, 6.1481% 6/10/35 (c)(h)	1,603	1,635
Class B4, 6.3481% 6/10/35 (c)(h)	1,437	1,467
Class B5, 6.9481% 6/10/35 (c)(h)	980	1,004
Class B6, 7.4481% 6/10/35 (c)(h)	580	596
Series 2004-A Class B5, 6.3981% 2/10/36 (c)(h)	3,884	3,950

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Private Sponsor continued
Residential Finance LP/Residential Finance Development Corp.
floater: – continued
Series 2004-B:
Class B4, 5.7981% 2/10/36 (c)(h)	$ 583	$ 593
Class B5, 6.2481% 2/10/36 (c)(h)	389	395
Class B6, 6.6981% 2/10/36 (c)(h)	97	99
Series 2004-C:
Class B4, 5.6481% 9/10/36 (h)	783	795
Class B5, 6.0481% 9/10/36 (h)	881	888
Class B6, 6.4481% 9/10/36 (h)	98	98
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 4.9569% 1/20/35 (h)	4,629	4,630
Series 2004-4 Class A, 4.62% 5/20/34 (h)	3,640	3,637
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2001-14 Class A1, 5.1281% 7/25/35 (h)	6,828	6,853
Thornburg Mortgage Securities Trust floater Series 2005-3:
Class A2, 5.0581% 10/25/35 (h)	3,057	3,055
Class A4, 5.0881% 10/25/35 (h)	7,885	7,869
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4,
5.1893% 10/20/35 (h)	785	775
WAMU Mortgage pass thru certificates floater:
Series 2005-AR13 Class A1C1, 5.0081% 10/25/45 (h)	12,587	12,574
Series 2005-AR19 Class A1C1, 5.0081% 12/25/45 (h)	7,080	7,080
Washington Mutual Mortgage Securities Corp.
sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	483	490
Series 2004-RA2 Class 2A, 7% 7/25/33	664	676
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.451% 9/25/34 (h)	3,495	3,491
Series 2005-AR10 Class 2A2, 4.1092% 6/25/35 (h)	6,456	6,303
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	10,117	9,865
Series 2005-AR9 Class 2A1, 4.3623% 5/25/35 (h)	3,282	3,226

TOTAL PRIVATE SPONSOR		186,124
U.S. Government Agency 2.3%
Fannie Mae Grantor Trust floater Series 2005-90 Class FG,
5.0681% 10/25/35 (h)	5,576	5,555

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
U.S. Government Agency continued
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class Series 2003-81 Class MX, 3.5%
3/25/24		$ 10,000	$ 9,748
sequential pay Series 2003-112 Class AN, 4% 11/25/18	.	4,860	4,341
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1669 Class H, 6.5% 7/15/23		9,194	9,282
Series 2006-15 Class OP, 3/25/36 (k)		3,814	2,687
Series 2425 Class JH, 6% 3/15/17		2,425	2,455
Series 2498 Class PD, 5.5% 2/15/16		1,447	1,447
Series 2614 Class TD, 3.5% 5/15/16		10,000	9,461
Series 2695 Class GC, 4.5% 11/15/18		3,375	3,236
Series 2760 Class EB, 4.5% 9/15/16		14,583	14,118
Series 2773 Class EG, 4.5% 4/15/19		12,500	11,611
sequential pay Series 2750 Class ZT, 5% 2/15/34		3,245	2,774

TOTAL U.S. GOVERNMENT AGENCY			76,715

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $265,500)			262,839

Commercial Mortgage Securities 5.1%

Banc of America Commercial Mortgage, Inc. Series 2005-3
Series A3B, 5.09% 7/10/43 (h)		8,590	8,362
Banc of America Large Loan, Inc. Series 2006-ESH:
Class A, 5.6% 7/14/11 (c)(h)		3,172	3,159
Class B, 5.7% 7/14/11 (c)(h)		1,582	1,575
Class C, 5.85% 7/14/11 (c)(h)		3,167	3,155
Class D, 6.48% 7/14/11 (c)(h)		1,841	1,835
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 5.1781% 4/25/34 (c)(h)		2,423	2,426
Class B, 6.7181% 4/25/34 (c)(h)		285	288
Class M1, 5.3781% 4/25/34 (c)(h)		214	214
Class M2, 6.0181% 4/25/34 (c)(h)		214	216
Series 2004-2 Class A, 5.2481% 8/25/34 (c)(h)		2,371	2,378
Series 2004-3:
Class A1, 5.1881% 1/25/35 (c)(h)		2,683	2,690
Class A2, 5.2381% 1/25/35 (c)(h)		390	390

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Bayview Commercial Asset Trust floater: – continued
Series 2004-3:
Class M1, 5.3181% 1/25/35 (c)(h)	$ 476	$ 477
Class M2, 5.8181% 1/25/35 (c)(h)	303	306
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential pay Series 2004-ESA Class A3, 4.741%
5/14/16 (c)	1,385	1,364
Series 2004 ESA:
Class B, 4.888% 5/14/16 (c)	2,525	2,491
Class C, 4.937% 5/14/16 (c)	25	25
Class D, 4.986% 5/14/16 (c)	575	569
Class E, 5.064% 5/14/16 (c)	1,785	1,772
Class F, 5.182% 5/14/16 (c)	430	427
Chase Commercial Mortgage Securities Corp.:
Series 2000-3 Class G, 6.887% 10/15/32 (c)	2,830	2,889
Series 2001-245 Class A2, 6.4842% 2/12/16 (c)(h)	1,950	2,028
Commercial Mortgage pass thru certificates floater
Series 2005-F10A:
Class B, 4.9788% 4/15/17 (c)(h)	3,025	3,024
Class C, 5.0188% 4/15/17 (c)(h)	1,285	1,284
Class D, 5.0588% 4/15/17 (c)(h)	1,045	1,045
Class I, 5.5988% 4/15/17 (c)(h)	145	145
Class MOA3, 5.0488% 3/15/20 (c)(h)	1,960	1,960
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-HC1:
Class A2, 5.2488% 12/15/21 (c)(h)	675	675
Class B, 5.4988% 12/15/21 (c)(h)	1,745	1,745
Series 2005-TFLA:
Class C, 4.9888% 2/15/20 (c)(h)	2,405	2,407
Class E, 5.0788% 2/15/20 (c)(h)	1,670	1,672
Class F, 5.1288% 2/15/20 (c)(h)	745	745
Class G, 5.2688% 2/15/20 (c)(h)	215	215
Class H, 5.4988% 2/15/20 (c)(h)	305	305
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	6	6
Series 2000-C1 Class A2, 7.545% 4/15/62	3,100	3,308
Series 1997-C2 Class D, 7.27% 1/17/35	1,065	1,110
Series 2006 OMA:
Class H, 5.805% 5/15/23 (c)(h)	830	803
Class J, 5.805% 5/15/23 (c)(h)	1,400	1,342
Deutsche Mortgage & Asset Receiving Corp. sequential pay
Series 1998-C1 Class D, 7.231% 6/15/31	1,810	1,878

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
DLJ Commercial Mortgage Corp. sequential pay
Series 2000-CF1 Class A1B, 7.62% 6/10/33	$ 8,000	$ 8,614
Equitable Life Assurance Society of the United States
Series 174:
Class B1, 7.33% 5/15/06 (c)	1,500	1,503
Class C1, 7.52% 5/15/06 (c)	1,000	1,002
First Union-Lehman Brothers Commercial Mortgage Trust
sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	702	711
Ginnie Mae guaranteed Multi-family pass thru securities
sequential pay Series 2002-35 Class C, 5.8884%
10/16/23 (h)	676	686
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	4,210	3,978
Series 2003-47 Class C, 4.227% 10/16/27	5,953	5,745
Series 2003-59 Class D, 3.654% 10/16/27	6,220	5,729
Series 2003-47 Class XA, 0.0205% 6/16/43 (h)(j)	15,562	823
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3
Class X2, 0.7312% 12/10/41 (h)(j)	4,868	124
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (c)	4,515	4,753
Series 2003-C1 Class A2A, 3.59% 1/10/40	3,130	3,045
Series 1998-GLII Class E, 6.9704% 4/13/31 (h)	490	504
Series 2006-GG6 Class A2, 5.506% 4/10/38 (h)	9,015	9,046
Hilton Hotel Pool Trust Series 2000-HLTA Class D, 7.555%
10/3/15 (c)	2,675	2,788
Host Marriott Pool Trust sequential pay Series 1999-HMTA
Class B, 7.3% 8/3/15 (c)	990	1,046
JPMorgan Chase Commercial Mortgage Security Corp.
sequential pay Series 2005-LDP2 Class A2, 4.475%
7/15/42	3,320	3,215
LB-UBS Commercial Mortgage Trust Series 2001-C3 Class B,
6.512% 6/15/36	2,335	2,448
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A
Class C, 4.13% 11/20/37 (c)	6,400	5,655
Merrill Lynch-CFC Commercial Mortgage Trust sequential pay
Series 2006-1 CLass A3, 5.671% 2/12/39	3,090	3,107
Morgan Stanley Capital I, Inc. Series 2006-HQ8 Class A3,
5.614% 3/12/16 (h)	4,505	4,481
Mortgage Capital Funding, Inc. sequential pay
Series 1998-MC2 Class A2, 6.423% 6/18/30	2,092	2,127

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Thirteen Affiliates of General Growth Properties, Inc. sequential
pay Series 1 Class A2, 6.602% 11/15/07 (c)	$ 7,000	$ 7,130
Trizechahn Office Properties Trust Series 2001-TZHA Class E3,
7.253% 3/15/13 (c)	3,260	3,309
Wachovia Bank Commercial Mortgage Trust:
floater Series 2005-WL5A:
Class KHP1, 5.0988% 1/15/18 (c)(h)	745	745
Class KHP2, 5.2988% 1/15/18 (c)(h)	745	746
Class KHP3, 5.5988% 1/15/18 (c)(h)	880	880
Class KHP4, 5.6988% 1/15/18 (c)(h)	685	685
Class KHP5, 5.8988% 1/15/18 (c)(h)	790	790
Series 2004-C15:
Class 180A, 5.0372% 10/15/41 (c)(h)	1,885	1,818
Class 180B, 5.5782% 10/15/41 (c)(h)	750	726
Series 2006-C24 Class A2, 5.477% 3/15/45	16,615	16,633
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $169,908)		167,297

Municipal Securities 1.3%

Atlanta Wtr. & Wastewtr. Rev. 5% 11/1/43 (FSA Insured)	5,700	5,803
Chicago Board of Ed. Series A, 5.5% 12/1/25
(AMBAC Insured)	3,000	3,422
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005 A, 5%
6/1/35 (MBIA Insured)	3,700	3,846
Golden State Tobacco Securitization Corp. Series A, 5%
6/1/38 (FGIC Insured)	1,500	1,541
Keller Independent School District 5% 8/15/30	2,300	2,378
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.
Series A, 5% 8/15/30 (FSA Insured)	2,300	2,399
Massachusetts Spl. Oblig. Dedicated Tax Rev. 5.5% 1/1/29
(FGIC Insured)	1,900	2,186
Miami-Dade County Gen. Oblig. (Bldg. Better Communities
Prog.) 5% 7/1/33 (FGIC Insured)	3,900	4,037
New Jersey Econ. Dev. Auth. Rev. Series N1, 5.5% 9/1/24
(AMBAC Insured)	3,500	4,035
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.
Series 2005 A, 5% 6/15/39	2,100	2,167
North East Texas Independent School District 5% 8/1/33	4,500	4,620
Phoenix Civic Impt. Corp. Excise Tax Rev. (Civic Plaza
Expansion Proj.) Series A, 5% 7/1/41 (FGIC Insured)	3,900	4,022

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Univ. of Virginia Univ. Revs. 5% 6/1/37	$ 1,000	$ 1,042
Utah Trans. Auth. Sales Tax Rev. Series A, 5% 6/15/32
(FSA Insured)	2,200	2,263
TOTAL MUNICIPAL SECURITIES
(Cost $44,360)		43,761

Foreign Government and Government Agency Obligations 1.1%

Israeli State 4.625% 6/15/13	3,645	3,424
United Mexican States:
5.625% 1/15/17	8,285	8,024
5.875% 1/15/14	5,510	5,471
6.75% 9/27/34	19,180	19,803
TOTAL FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $36,141)		36,722

Supranational Obligations 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12
(Cost $3,037)	3,070	3,249

Fixed Income Funds 17.0%
	Shares
Fidelity Specialized High Income Central Investment Portfolio (i)	300,135	29,770
Fidelity Ultra-Short Central Fund (i)	5,279,561	525,158
TOTAL FIXED INCOME FUNDS
(Cost $555,970)		554,928

Preferred Securities 0.2%
	Principal
	Amount (000s)

FINANCIALS – 0.2%
Diversified Financial Services – 0.2%
MUFG Capital Finance 1 Ltd. 6.346% (h)	$ 6,245	6,160
TOTAL PREFERRED SECURITIES
(Cost $6,245)		6,160

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

28

Cash Equivalents 6.8%
		Maturity	Value (Note 1)
		Amount (000s)	(000s)

Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at:
4.86%, dated 3/31/06 due 4/3/06)		$ 214,494	$ 214,407
4.88%, dated 3/31/06 due 4/3/06) (a)		6,414	6,411

TOTAL CASH EQUIVALENTS
(Cost $220,818)			220,818

TOTAL INVESTMENT PORTFOLIO 116.4%
(Cost $3,848,838)			3,802,157

NET OTHER ASSETS (16.4)%			(535,744)

NET ASSETS 100%			$ 3,266,413

Swap Agreements
	Expiration	Notional	Value
	Date	Amount (000s)	(000s)

Credit Default Swaps
Receive monthly notional amount multiplied
by 3.05% and pay Merrill Lynch upon
default event of Morgan Stanley ABS
Capital I, Inc., par value of the proportional
notional amount of Morgan Stanley ABS
Capital I, Inc. Series 2004 NC8 Class B3,
7.2913% 9/25/34	Oct. 2034	$ 900	$ 14
Receive monthly notional amount multiplied
by 3.3% and pay to Morgan Stanley, Inc.
upon default event of Ameriquest
Mortgage Securities, Inc., par value of the
notional amount of Ameriquest Mortgage
Securities, Inc. Series 2004-R11 Class M9,
7.6913% 11/25/34	Dec. 2034	990	18
Receive monthly notional amount multiplied
by 3.35% and pay Morgan Stanley, Inc.
upon default event of Morgan Stanley ABS
Capital I, Inc., par value of the notional
amount of Morgan Stanley ABS Capital I,
Inc. Series 2004-HE7 Class B3, 7.6913%
8/25/34	Sept. 2034	862	18

See accompanying notes which are an integral part of the financial statements.

	29	Semiannual Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount (000s)	(000s)

Credit Default Swaps – continued
Receive monthly notional amount multiplied
by 3.35% and pay Morgan Stanley, Inc.
upon default event of Morgan Stanley ABS
Capital I, Inc., par value of the notional
amount of Morgan Stanley ABS Capital I,
Inc. Series 2004-NC7 Class B3, 7.6913%
7/25/34	August 2034	$ 862	$ 17
Receive monthly notional amount multiplied
by 3.35% and pay Morgan Stanley, Inc.
upon default event of Morgan Stanley ABS
Capital I, Inc., par value of the notional
amount of Morgan Stanley ABS Capital I,
Inc. Series 2004-HE8 Class B3, 7.3913%
9/25/34	Oct. 2034	862	19
Receive monthly a fixed rate of .2%
multiplied by the notional amount and pay
to Lehman Brothers, Inc., upon each
default event of one of the issues of Dow
Jones CDX N.A. Investment Grade 5
Index, par value of the proportional
notional amount (f)	Dec. 2007	43,500	3
Receive monthly notional amount multiplied
by .82% and pay UBS upon default event
of Morgan Stanley ABS Capital I, Inc., par
value of the notional amount of Morgan
Stanley ABS Capital I, Inc. Series
2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	862	6
Receive monthly notional amount multiplied
by .85% and pay UBS upon default event
of Ameriquest Mortgage Securities, Inc.,
par value of the notional amount of
Ameriquest Mortgage Securities, Inc.
Series 2004-R9 Class M5, 5.5913%
10/25/34	Nov. 2034	862	5
Receive monthly notional amount multiplied
by .85% and pay UBS upon default event
of Morgan Stanley ABS Capital I, Inc., par
value of the notional amount of Morgan
Stanley ABS Capital I, Inc. Series
2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	862	6
Receive monthly notional amount multiplied
by 1.6% and pay Morgan Stanley, Inc.
upon default event of Park Place Securities,
Inc., par value of the notional amount of
Park Place Securities, Inc. Series
2005-WHQ2 Class M7, 5.4413%
5/25/35	June 2035	800	11

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	30

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount (000s)	(000s)

Credit Default Swaps – continued
Receive monthly notional amount multiplied
by 1.65% and pay Goldman Sachs upon
default event of Fieldstone Mortgage
Investment Corp., par value of the notional
amount of Fieldstone Mortgage Investment
Corp. Series 2004-2 Class M5, 6.3413%
7/25/34	August 2034	$ 633	$ 5
Receive monthly notional amount multiplied
by 1.66% and pay Morgan Stanley, Inc.
upon default event of Park Place Securities,
Inc., par value of the notional amount of
Park Place Securities, Inc. Series
2005-WHQ2 Class M7, 5.4413%
5/25/35	June 2035	862	13
Receive monthly notional amount multiplied
by 2.54% and pay Merrill Lynch upon
default event of Countrywide Home Loans,
Inc., par value of the notional amount of
Countrywide Home Loans, Inc. Series
2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	484	2
Receive monthly notional amount multiplied
by 2.61% and pay Goldman Sachs upon
default event of Fremont Home Loan Trust,
par value of the notional amount of
Fremont Home Loan Trust Series 2004-1
Class M9, 7.3913% 2/25/34	March 2034	634	2
Receive monthly notional amount multiplied
by 2.61% and pay Goldman Sachs upon
default event of Fremont Home Loan Trust,
par value of the notional amount of
Fremont Home Loan Trust Series 2004-A
Class B3, 7.0413% 1/25/34	Feb. 2034	633	1
Receive monthly notional amount multiplied
by 2.7% and pay Morgan Stanley, Inc.
upon default event of Park Place Securities,
Inc., par value of the notional amount of
Park Place Securities, Inc. Series
2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	3,070	29
Receive monthly notional amount multiplied
by 5% and pay Deutsche Bank upon
default event of MASTR Asset Backed
Securities Trust, par value of the notional
amount of MASTR Asset Backed Securities
Trust Series 2003-NC1 Class M6,
8.1913% 4/25/33	May 2033	862	11

See accompanying notes which are an integral part of the financial statements.

	31		Semiannual Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount (000s)	(000s)

Credit Default Swaps – continued
Receive quarterly a fixed rate of .4%
multiplied by the notional amount and pay
to Lehman Brothers, Inc., upon each
default event of one of the issues of Dow
Jones CDX N.A. Investment Grade 6, par
value of the proportional notional
amount (g)	June 2011	$ 26,800	$ (12)
Receive quarterly notional amount multiplied
by .30% and pay Deutsche Bank upon
default event of Entergy Corp., par value
of the notional amount of Entergy Corp.
7.75% 12/15/09	March 2008	5,010	12
Receive quarterly notional amount multiplied
by .30% and pay Goldman Sachs upon
default event of Entergy Corp., par value
of the notional amount of Entergy Corp.
7.75% 12/15/09	March 2008	3,670	9
Receive quarterly notional amount multiplied
by .34% and pay Goldman Sachs upon
default event of Duke Energy Corp. par
value of the notional amount of Duke
Energy Corp. 6.25% 1/15/12	March 2011	4,900	15
Receive quarterly notional amount multiplied
by .35% and pay Goldman Sachs upon
default event of Southern California Edison
Co., par value of the notional amount of
Southern California Edison Co. 7.625%
1/15/10	Sept. 2010	3,100	7
Receive quarterly notional amount multiplied
by .38% and pay Bank of America upon
defualt event of Pacific Gas & Electric Co.,
par value of the notional amount of Pacific
Gas & Electric Co. 4.8% 3/1/14	March 2011	4,900	8
Receive quarterly notional amount multiplied
by .48% and pay Goldman Sachs upon
default event of TXU Energy Co. LLC, par
value of the notional amount of TXU
Energy Co. LLC 7% 3/15/13	Sept. 2008	10,000	3
Receive monthly notional amount multiplied
by 2.79% and pay Merrill Lynch, Inc. upon
default event of New Century Home Equity
Loan Trust, par value of the notional
amount of New Century Home Equity Loan
Trust Series 2004-4 Class M9, 7.0788%
2/25/35	March 2035	2,190	16

TOTAL CREDIT DEFAULT SWAPS		$ 119,110	$ 238

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	32

Swap Agreements continued
	Expiration	Notional	Value
	Date	Amount (000s)	(000s)

Interest Rate Swaps
Receive quarterly a fixed rate equal to
4.4771% and pay quarterly a floating rate
based on 3-month LIBOR with Lehman
Brothers, Inc.	August 2010	$ 52,000	$ (1,571)
Receive quarterly a fixed rate equal to
4.898% and pay quarterly a floating rate
based on 3-month LIBOR with Lehman
Brothers, Inc.	July 2014	9,660	(274)
Receive semi-annually a fixed rate equal to
4.745% and pay quarterly a floating rate
based on 3-month LIBOR with UBS	Jan. 2011	50,000	(1,158)
Receive semi-annually a fixed rate equal to
4.921% and pay quarterly a floating rate
based on 3-month LIBOR with Lehman
Brothers, Inc.	Dec. 2008	90,000	324
Receive semi-annually a fixed rate equal to
5.13% and pay quarterly a floating rate
based on 3-month LIBOR with Citibank	March 2009	81,345	(283)
Receive semi-annually a fixed rate equal to
5.2075% and pay quarterly a floating rate
based on 3-month LIBOR with Deutsche
Bank	March 2011	65,300	(279)

TOTAL INTEREST RATE SWAPS		$ 348,305	$ (3,241)

See accompanying notes which are an integral part of the financial statements.

	33		Semiannual Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount (000s)	(000s)

Total Return Swaps
Receive monthly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay monthly a floating
rate based on 1-month LIBOR minus 20
basis points with Bank of America	July 2006	$ 5,200	$ (102)
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on 1-month
LIBOR minus 25 basis points with Citibank	Oct. 2006	30,000	(598)
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on 1-month
LIBOR minus 25 basis points with Deutsche
Bank	April 2006	5,200	(101)
Receive monthly a return equal to Lehman
Brothers CMBS U.S. Aggregate Index and
pay monthly a floating rate based on
1-month LIBOR minus 15 basis points with
Citibank	April 2006	27,690	(297)
Receive monthly a return equal to Lehman
Brothers U.S. ABS Floating Rate AA Home
Equity Index and pay monthly a floating
rate based on 1-month LIBOR with Lehman
Brothers, Inc.	May 2006	25,000	26
Receive monthly a return equal to Lehman
Brothers U.S. ABS Floating Rate AA Home
Equity Index and pay monthly a floating
rate based on 1-month LIBOR with Lehman
Brothers, Inc.	June 2006	15,000	16
Receive quarterly a return equal to Banc of
America Securities LLC AAA 10Yr
Commercial Mortgage Backed Securities
Daily Index and pay quarterly a floating
rate based on 3-month LIBOR minus 30
basis points with Bank of America	May 2006	10,400	(147)

TOTAL TOTAL RETURN SWAPS		$ 118,490	$ (1,203)

		$ 585,905	$ (4,206)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	34

Legend

(a) Includes investment made with cash
collateral received from securities on
loan.

(b) Security or a portion of the security is on
loan at period end.

(c) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $213,679,000
or 6.5% of net assets.

(d) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(e) Security or a portion of the security has
been segregated as collateral for open
swap agreements. At the period end,
the value of securities pledged
amounted to $2,252,000.

(f) Dow Jones CDX N.A. Investment Grade
5 is a tradable index of credit default
swaps on investment grade debt of U.S.
companies.

(g) Dow Jones CDX N.A. Investment Grade 6
is a tradable index of credit default
swaps on investment grade debt of U.S.
companies.

(h) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(i) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. A complete unaudited list of
holdings for each fixed-income central
fund, as of the investing fund’s report
date, is available upon request or at
fidelity.com. The reports are located just
after the fund’s financial statements and
quarterly reports but are not part of the
financial statements or quarterly reports.
In addition, the fixed-income central
fund’s financial statements are available
on the EDGAR Database on the SEC’s
web site, www.sec.gov, or upon request.

(j) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

(k) Principal Only Strips represent the right
to receive the monthly principal
payments on an underlying pool of
mortgage loans.

See accompanying notes which are an integral part of the financial statements.

35 Semiannual Report

Investments (Unaudited) continued

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Specialized High Income Central Investment Portfolio	$ 979
Fidelity Ultra Short Central Fund	9,531
Total	$ 10,510

Additional information regarding the fund’s fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:

Fund	Value,	Purchases	Sales	Value, end of	% ownership,
	beginning of		Proceeds	period	end of period
(Amounts in thousands)	period
Fidelity Specialized
High Income Central
Investment Portfolio	$ 29,848	$ —	$ —	$ 29,770	14.3%
Fidelity Ultra Short
Central Fund	375,233	149,990	—	525,158	6.9%
Total	$ 405,081	$ 149,990	$ —	$ 554,928

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 36

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)	March 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $6,286 and repurchase agreements of
$220,818) See accompanying schedule:
Unaffiliated issuers (cost $3,292,868)	$ 3,247,229
Affiliated Central Funds (cost $555,970)	554,928
Total Investments (cost $3,848,838)		$ 3,802,157
Receivable for investments sold		7,190
Receivable for swap agreements		35
Receivable for fund shares sold		4,395
Interest receivable		19,029
Receivable from investment adviser for expense
reductions		383
Total assets		3,833,189

Liabilities
Payable to custodian bank	$ 4
Payable for investments purchased
Regular delivery	110,682
Delayed delivery	439,264
Payable for fund shares redeemed	3,884
Distributions payable	653
Swap agreements, at value	4,206
Accrued management fee	1,627
Other affiliated payables	1
Other payables and accrued expenses	44
Collateral on securities loaned, at value	6,411
Total liabilities		566,776

Net Assets		$ 3,266,413
Net Assets consist of:
Paid in capital		$ 3,329,060
Undistributed net investment income		10,106
Accumulated undistributed net realized gain (loss) on
investments		(21,886)
Net unrealized appreciation (depreciation) on
investments		(50,867)
Net Assets, for 318,412 shares outstanding		$ 3,266,413
Net Asset Value, offering price and redemption price per
share ($3,266,413 ÷ 318,412 shares)		$ 10.26

See accompanying notes which are an integral part of the financial statements.

37 Semiannual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Six months ended March 31, 2006 (Unaudited)

Investment Income
Interest		$ 67,508
Income from affiliated Central Funds		10,510
Total income		78,018

Expenses
Management fee	$ 9,399
Independent trustees’ compensation	6
Miscellaneous	6
Total expenses before reductions	9,411
Expense reductions	(2,386)	7,025

Net investment income		70,993
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(11,770)
Swap agreements	(5,958)
Total net realized gain (loss)		(17,728)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(45,371)
Swap agreements	220
Total change in net unrealized appreciation
(depreciation)		(45,151)
Net gain (loss)		(62,879)
Net increase (decrease) in net assets resulting from
operations		$ 8,114

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

38

Statement of Changes in Net Assets
	Six months ended	Year ended
	March 31, 2006	September 30,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 70,993	$ 102,602
Net realized gain (loss)	(17,728)	48,246
Change in net unrealized appreciation (depreciation) .	(45,151)	(69,844)
Net increase (decrease) in net assets resulting
from operations	8,114	81,004
Distributions to shareholders from net investment income .	(63,779)	(101,625)
Distributions to shareholders from net realized gain	(39,095)	(38,176)
Total distributions	(102,874)	(139,801)
Share transactions
Proceeds from sales of shares	735,427	1,029,994
Reinvestment of distributions	96,502	129,956
Cost of shares redeemed	(424,059)	(568,436)
Net increase (decrease) in net assets resulting from
share transactions	407,870	591,514
Total increase (decrease) in net assets	313,110	532,717

Net Assets
Beginning of period	2,953,303	2,420,586
End of period (including undistributed net investment
income of $10,106 and undistributed net investment
income of $2,892, respectively)	$ 3,266,413	$ 2,953,303

Other Information
Shares
Sold	70,533	96,540
Issued in reinvestment of distributions	9,290	12,177
Redeemed	(40,731)	(53,228)
Net increase (decrease)	39,092	55,489

See accompanying notes which are an integral part of the financial statements.

39 Semiannual Report

Financial Highlights
	Six months ended
	March 31, 2006	Years ended September 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$ 10.57	$ 10.81	$ 10.93	$ 10.79	$ 10.62	$ 10.00
Income from Investment
Operations
Net investment
incomeD		236.417	.387	.402	.521G	.618
Net realized and
unrealized gain
(loss)	(.204)	(.078)	.042	.344	.218G	.634
Total from investment
operations		032.339	.429	.746	.739	1.252
Distributions from net
investment income	(.212)	(.414)	(.384)	(.406)	(.508)	(.632)
Distributions from net
realized gain	(.130)	(.165)	(.165)	(.200)	(.061)	—
Total distributions	(.342)	(.579)	(.549)	(.606)	(.569)	(.632)
Net asset value,
end of period	$ 10.26	$ 10.57	$ 10.81	$ 10.93	$ 10.79	$ 10.62
Total ReturnB,C	31%	3.21%	4.08%	7.13%	7.23%	12.89%
Ratios to Average Net AssetsE,F
Expenses before
reductions	60%A	.60%	.60%	.60%	.60%	.60%
Expenses net of fee
waivers, if any	45%A	.48%	.50%	.50%	.50%	.50%
Expenses net of all
reductions	45%A	.48%	.50%	.50%	.50%	.50%
Net investment
income	4.54%A	3.92%	3.61%	3.72%	4.95%G	6.02%
Supplemental Data
Net assets,
end of period
(in millions)	$ 3,266	$ 2,953	$ 2,421	$ 2,700	$ 2,744	$ 2,441
Portfolio turnover rate	163%A	175%	188%	274%	271%	223%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the affiliated central funds.
F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
G Effective October 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

40

Notes to Financial Statements

For the period ended March 31, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan Investment Grade Bond Fund (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds) and fixed income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by indepen dent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Invest ments in open end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions, including the fund’s investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Central Funds, are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

41 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, partnerships including allocations from CIPs, deferred trustees compensation, financing transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 11,364
Unrealized depreciation	(51,461)
Net unrealized appreciation (depreciation)	$ (40,097)
Cost for federal income tax purposes	$ 3,842,254

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

42

2. Operating Policies continued

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accom panying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event

43 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)
2. Operating Policies continued
Swap Agreements continued

(such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying State ment of Operations as realized gains or losses, respectively.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund’s custodian in compliance with swap contracts. Risks may exceed amounts recognized on the State ment of Assets and Liabilities. These risks include changes in the returns of the underly ing instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund’s Schedule of Investments under the caption “Swap Agreements.”

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities (“mortgage dollar rolls”) or the purchase and simultaneous agreement to sell similar securities (“reverse mortgage dollar rolls”). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund’s right to repurchase or sell securities may be limited.

Semiannual Report

44

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $495,068 and $248,190, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee that is based on an annual rate of .60% of the fund’s average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The fund may also invest in CIPs managed by FIMM or Fidelity Management & Research Company, Inc. (FMRC) each an affiliate of FMR. The Ultra Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment grade debt securities. The Specialized High Income Central Investment Portfolio seeks a high level of current income by normally investing in income producing debt securities, with an emphasis on lower quality debt securities.

The fund’s Schedule of Investments lists each applicable CIP as an investment of the fund but does not include the underlying holdings of each CIP. Based on their investment objectives, each CIP may invest or participate in various investment vehicles or strate gies that are similar to those of the investing fund. In addition, each CIP may also partici pate in derivatives. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of each CIP and the fund.

A complete unaudited list of holdings for each CIP, as of the fund’s report date, is avail able upon request or at fidelity.com. The reports are located just after the fund’s financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the CIP’s financial statements are available on the EDGAR Database on the SEC’s web site, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

45 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which is included in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $36.

7. Expense Reductions.

FMR contractually agreed to waive expenses of the fund to the extent annual operating expenses exceeded .45% of average net assets. This waiver will remain in place indefi nitely and cannot be changed without approval of the fund’s Board of Trustees. Some expenses, for example interest expense, are excluded from this waiver. During the period, this waiver reduced the fund’s expenses by $2,373.

In addition, through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s management fee. During the period, these credits reduced the fund’s management fee by $13.

Semiannual Report

46

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Reorganization.

On April 20, 2006, the Board of Trustees of Spartan Investment Grade Bond Fund (the fund) approved an Agreement and Plan of Reorganization (“Agreement”) between the fund and Fidelity Investment Grade Bond Fund (“Reorganization”). The Agreement provides for the transfer of all of the assets of the fund to Fidelity Investment Grade Bond Fund in exchange solely for the number of shares of Investment Grade Bond, a class of Fidelity Investment Grade Bond Fund, having the same aggregate net asset value as the outstanding shares of the fund as of the close of business of the New York Stock Exchange on the day that the Reorganization is effective and the assumption by Fidelity Investment Grade Bond Fund of all of the liabilities of the fund. The Reorganization, which does not require shareholder approval, will become effective on or about July 28, 2006. The Reorganization is expected to qualify as a tax free transaction with no gain or loss recognized by the funds or their shareholders.

Effective with the Reorganization, a new expense contract with FMR, approved by the Board of Trustees, will limit total expenses of Investment Grade Bond to .45% of average net assets, excluding certain other expenses such as interest expense.

47 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Investment Grade Bond Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its share holders; and (iv) whether there have been economies of scale in respect of the manage ment of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

48

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

49 Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report 50

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

51 Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
21701 Hawthorne Boulevard
Torrance, CA
2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 East Westview Road
Littleton, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
222 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL
3501 PGA Boulevard
West Palm Beach, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
8885 Ladue Road
Ladue, MO

Semiannual Report 52

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY

North Carolina
4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
215 South State Street
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

53 Semiannual Report

53

Semiannual Report

54

55 Semiannual Report

Investment Adviser
Fidelity Management & Research
Company
Boston, MA
Investment Sub Advisers
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity Investments
Money Management, Inc.
Fidelity Investments Japan Limited
Fidelity International
Investment Advisors
Fidelity International
Investment Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST® ) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

SIG USAN-0506 1.792156.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Charles Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 19, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	May 19, 2006